GAM GLOBAL FUND


                             GAM INTERNATIONAL FUND


                             GAM PACIFIC BASIN FUND


                             GAM JAPAN CAPITAL FUND


                                 GAM EUROPE FUND


                             GAM NORTH AMERICA FUND


                                GAMERICA CAPITAL
                                      FUND





                            GLOBAL ASSET MANAGEMENT

                        ================================


                                 GAM Funds, Inc.


                           PROSPECTUS O APRIL 30, 1999










GAM Funds, Inc. (the "Company") is a diversified, open-end investment company. The Company offers investors the opportunity to invest in seven different portfolios (the "Funds") which invest primarily in equity securities. Shares of one portfolio may be exchanged for shares of the same class of another portfolio or for shares of the Reserve Funds--Primary Fund, an open-end investment management company (the "GAM Money Market Account.")

The Funds described in this Prospectus are managed by GAM International Management Limited ("GAM"). Fayez Sarofim & Co. ("Sarofim") serves as co-investment adviser to the GAM North America Fund. GAM and Sarofim are collectively referred to as the "Investment Advisers." GAM Services Inc. ("GAM Services"), an affiliate of GAM, serves as the principal underwriter for the Funds' securities.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved any fund's shares as an investment. Neither the SEC nor any state security commission has determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
================================================================================

                          I. RISK AND RETURN SUMMARY

                             GAM Global Fund                          1

                             GAM International Fund                   6

                             GAM Pacific Basin Fund                  10

                             GAM Japan Capital Fund                  14

                             GAM Europe Fund                         18

                             GAM North America Fund                  22

                             GAMerica Capital Fund                   26



                         II. MANAGEMENT OF THE FUNDS                 30



                        III. SHAREHOLDER INFORMATION

                             Choosing the appropriate share class    32

                             How to buy shares                       36

                             How to sell shares                      37

                             How to exchange shares                  38

                             Account services                        39

                             Dividends and tax matters               39



                         IV. FINANCIAL HIGHLIGHTS                    40

I. RISK AND RETURN SUMMARY
================================================================================

GAM GLOBAL FUND


INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.


INVESTMENT STRATEGY

The Fund invests primarily in common stocks of companies in any country of the world, including the United States, Canada, Europe and the Pacific Basin. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

If the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting either a stock or bond, the investment advisor uses a "top down" three-step approach screening potential investments by country, sector and security. Countries are selected based on an economic analysis that examines, among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency. Generally, the investment advisor prefers companies with:


o  Good industry fundamentals

o "Pricing power" (the ability to raise prices at or above the rate of inflation)

o  High market share

o  Some degree of "organic" growth not tied to the overall state of the economy


To determine the relative attractiveness of stocks versus bonds, the investment advisor compares the stock's earnings yield to short-and long-term interest rates. Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities, as well as money market instruments denominated in U.S. dollars or a foreign currency. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o FORWARD FOREIGN EXCHANGE CONTRACTS When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Funds may buy for-


                                        1
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

================================================================================

   ward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o ADJUSTABLE RATE INDEX NOTES (ARINS) ARINs are a form of promissory note issued by brokerage firms or other counterparties which pay more principal or interest if the value of another security falls, and less principal or interest if the value of another security rises.

o OPTIONS AND WARRANTS An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o FUTURES CONTRACTS Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.


PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involve greater risk than investing in U.S. securities. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:


o  POLITICAL  CONDITIONS  Government  regulation or action may adversely  affect
   foreign   markets   through  the   imposition   of  capital   controls,   the
   nationalization of companies or industries, excessive taxes, etc.

o INFORMATION There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

o LIQUIDITY Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o COMMISSIONS AND FEES Brokerage fees and commissions are generally higher abroad than in the U.S.

o EMERGING MARKETS Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o CURRENCY Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Funds investment.


Derivative instruments involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may gain or lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.


                                        2
                                      ----
                 FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                        3
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                                GAM GLOBAL FUND

                         PAST PERFORMANCE AND EXPENSES

A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

================================================================================
                                 GAM GLOBAL FUND
                       CLASS A SHARE ANNUAL TOTAL RETURNS
                                AS OF DECEMBER 31


89             0.242
90           -0.1126
91            0.1061
92           -0.0465
93             0.753
94           -0.1023
95            0.3625
96            0.1274
97            0.3495
98            0.0257

================================================================================


HIGHEST AND LOWEST RETURNS

Highest Performing Quarter 27.26% in 4th quarter of 1993

Lowest Performing Quarter -13.76% in 4th quarter of 1987



FUND PERFORMANCE SHOWN DOES NOT REFLECT SALES CHARGES. THE MSCI WORLD INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.




================================================================================
  GAM GLOBAL FUND
  1-, 5-, AND 10-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE MSCI WORLD INDEX AS OF DECEMBER 31, 1998


  CLASS                  1 YEAR             5 YEAR              10 YEAR
    (INCEPTION DATE)                                       (OR LIFE-OF-CLASS)

  A SHARES                2.57%             12.26%               13.77%
    (MAY 28, 1986)

  B SHARES               NA                 NA                   -8.96%*
    (MAY 26, 1998)

  C SHARES               NA                 NA                   -9.31%*
    (MAY 19, 1998)

  D SHARES                2.38%             NA                   16.57%*
    (OCTOBER 6, 1995)

  MSCI WORLD INDEX**     24.80%             16.19%               11.26%

** Returns of MSCI World Index were for the Life-of-Class B: 7.99%; C: 8.47% and
   D: 18.67%.
** The MSCI World Index is an unmanaged, broad-based index of foreign and domestic securities and includes reinvestment of dividends. Investors may not purchase indices directly.


                                        4
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.

  FEES AND EXPENSES OF THE FUND

================================================================================
  GAM GLOBAL FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                                    CLASS A         CLASS B     CLASS C      CLASS D
  SALES CHARGES (paid directly from your investment)
  Maximum Sales Charge                                5.00%           0.00%       0.00%        3.50%

  Maximum Deferred Sales Charge                       0.00%*          5.00%       1.00%        0.00%

  ANNUAL FUND OPERATING EXPENSES (% of net assets)

  Management Fees
      (after expense reimbursal)                      1.00%           1.00%       1.00%        1.00%

  Distribution (12b-1) Fees                           0.30%           1.00%       1.00%        0.50%

  Other Expenses                                      0.41%           0.70%       0.83%        0.37%

  TOTAL FUND OPERATING EXPENSES                       1.71%           2.70%       2.83%        1.87%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."

THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.
================================================================================
  EXAMPLES
 EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
 IN GAM GLOBAL FUND

                         CLASS A        CLASS B*     CLASS C      CLASS D

  EXAMPLE #1



  For one year            665              773         386          533
  For three years       1,012            1,138         877          917
  For five years        1,382            1,630       1,494        1,326
  For ten years         2,418            2,793       3,157        2,464

  EXAMPLE #2


  For one year            665              273         286          533
  For three years       1,012              838         877          917
  For five years        1,382            1,430       1,494        1,326
  For ten years         2,418            2,793       3,157        2,464

* Class B converts to Class A at end of Year 8.


                                        5
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

================================================================================

GAM INTERNATIONAL FUND


INVESTMENT OBJECTIVE
The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.


INVESTMENT STRATEGY
The Fund invests primarily in common stocks of companies in any country of the world, other than the United States - normally Canada, Europe and the Pacific Basin. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations. The Fund may not invest more than 5% of assets in bonds rated lower than investment grade.

In selecting either a stock or bond, the investment advisor uses a "top down" three-step approach screening potential investments by country, sector and security. Countries are selected based on an economic analysis that examines, among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency. Generally, the investment advisor prefers companies with:

o  Good industry fundamentals
o "Pricing power" (the ability to raise prices at or above the rate of inflation) o High market share o Some degree of "organic" growth not tied to the overall state of the economy

To determine the relative attractiveness of stocks versus bonds, the investment advisor compares the stock's earnings yield to short-and long-term interest rates. Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities, as well as money market instruments denominated in U.S. dollars or a foreign currency. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o FORWARD FOREIGN EXCHANGE CONTRACTS When a Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Funds may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Funds may also use put and call options on foreign currencies.
o ADJUSTABLE RATE INDEX NOTES (ARINS) ARINs are a form of promissory note issued by brokerage firms or other counterparties which pay more principal or interest if the value of another security falls, and less principal or interest if the value of another security rises.
o OPTIONS AND WARRANTS An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.
o FUTURES CONTRACTS Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.


                                        6
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involve greater risk than investing in US securities. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o  POLITICAL  CONDITIONS  Government  regulation or action may adversely  affect
   foreign   markets   through  the   imposition   of  capital   controls,   the
   nationalization of companies or industries, excessive taxes, etc.

o INFORMATION There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

o LIQUIDITY Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o COMMISSIONS AND FEES Brokerage fees and commissions are generally higher abroad than in the U.S. o EMERGING MARKETS Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o CURRENCY Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Funds investment.

Derivative instruments involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may gain or lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST?
The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                        7
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                             GAM INTERNATIONAL FUND

PAST PERFORMANCE AND EXPENSES



A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

================================================================================
  GAM INTERNATIONAL FUND
  CLASS A SHARES ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31



89            0.2246
90            -0.073
91            0.1556
92            0.0308
93            0.7996
94           -0.1023
95            0.3509
96            0.0898
97              0.35
98            0.0722


================================================================================

HIGHEST AND LOWEST RETURNS

Highest Performing Quarter 28.19% in 4th quarter of 1993

Lowest Performing Quarter -15.72% in 4th quarter of 1987



FUND PERFORMANCE SHOWN DOES NOT REFLECT SALES CHARGES. THE MSCI EAFE INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.




================================================================================
  GAM INTERNATIONAL FUND
  1-, 5-, AND 10-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE MSCI EAFE INDEX AS OF DECEMBER 31, 1998


  CLASS                  1 YEAR             5 YEAR              10 YEAR
    (INCEPTION DATE)                                       (OR LIFE-OF-CLASS)

  A SHARES                7.22%             11.96%               15.65%
    (JANUARY 2, 1985)

  B SHARES                  NA                 NA                -8.92%*
    (MAY 26, 1998)

  C SHARES                  NA                 NA                -6.87%*
    (MAY 19, 1998)

  D SHARES                7.13%             NA                   16.12%*
    (SEPTEMBER 18, 1998)

  MSCI EAFE INDEX**      20.33%              9.50%                5.96%



** Returns of MSCI EAFE Index were for the  Life-of-Class B: 1.96%; C: 4.51% and
   D: 10.65%.
** The MSCI EAFE (Europe, Australia, Far East) Index is an unmanaged index of foreign stocks in Austria, Australia, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK and includes reinvestment of dividends. Investors may not purchase indices directly.

                                        8
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.


  FEES AND EXPENSES OF THE FUND

  GAM INTERNATIONAL FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                                       CLASS A         CLASS B     CLASS C      CLASS D
  SALES CHARGES (paid directly from your investment)
  Maximum Sales Charge                                  5.00%           0.00%       0.00%        3.50%

  Maximum Deferred Sales Charge                         0.00%*          5.00%       1.00%        0.00%

  ANNUAL FUND OPERATING EXPENSES (% of net assets)

  Management Fees
      (after expense reimbursal)                        1.00%           1.00%       1.00%        1.00%

  Distribution (12b-1) Fees                             0.30%           1.00%       1.00%        0.50%

  Other Expenses                                        0.36%           0.54%       0.52%        0.30%

  TOTAL FUND OPERATING EXPENSES                         1.66%           2.54%       2.52%        1.80%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."

THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES

 EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
 IN GAM INTERNATIONAL FUND

                           CLASS A       CLASS B*     CLASS C       CLASS D

  EXAMPLE #1


  For one year              660              757         355          526
  For three years           997            1,091         785          897
  For five years          1,357            1,550       1,340        1,291
  For ten years           2,367            2,660       2,856        2,392

  EXAMPLE #2


  For one year              660              257         255          526
  For three years           997              791         785          897
  For five years          1,357            1,350       1,340        1,291
  For ten years           2,367            2,660       2,856        2,392

* Class B converts to Class A at the end of Year 8.


                                        9
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

================================================================================

GAM PACIFIC BASIN FUND


INVESTMENT OBJECTIVE
The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.


INVESTMENT STRATEGY
The Fund invests primarily in common stocks of companies in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, Korea, China, Taiwan, India, Australia and New Zealand. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations. The Fund may not invest more than 5% of assets in bonds rated lower than investment grade.

In selecting investments for the Fund, the investment advisor looks first at the economic environment and will attempt to exclude countries, sector and stocks viewed as over-valued. Within those markets identified for investment, the investment advisor employs a fundamental investment process focusing on factors such as:

o Experience and shareholder focus of company management o Financial health including the strength of the balance sheet, cash flow, earnings quality and long-term growth
o  Competitive position within the industry
o  Price of the stock compared  to   forecasted   growth  rate
o  Liquidity as measured by market capitalization, daily trading volume, etc.

Stocks selected tend to have higher return on equity, higher growth in earnings per share and higher growth in cash flow per share than the benchmark index. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o FORWARD FOREIGN EXCHANGE CONTRACTS When a Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Funds may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Funds may also use put and call options on foreign currencies.
o OPTIONS AND WARRANTS An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.
o FUTURES CONTRACTS Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.


PRINCIPAL RISKS
You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic


                                       10
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

conditions, investor perceptions and market liquidity. Since the Fund invests principally in the Pacific Basin, it will be impacted by regional events there to a greater extent than a more broadly diversified fund. Investing in foreign securities generally involve greater risk than investing in U.S. securities. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o POLITICAL CONDITIONS Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes, etc.
o INFORMATION There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.
o LIQUIDITY Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.
o COMMISSIONS AND FEES Brokerage fees and commissions are generally higher abroad than in the U.S.
o EMERGING MARKETS Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.
o CURRENCY fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Funds investment.


Derivative instruments involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may gain or lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further; losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST?
The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                       11
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                             GAM PACIFIC BASIN FUND

PAST PERFORMANCE AND EXPENSES



A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

  GAM PACIFIC BASIN FUND
  CLASS A SHARE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31


89             0.4334
90            -0.0821
91             0.1671
92            -0.0037
93             0.5152
94             0.0741
95              0.045
96            -0.0039
97               -0.3
98            -0.0399


================================================================================

HIGHEST AND LOWEST RETURNS

Highest Performing Quarter 34.05% in 4th quarter of 1998

Lowest Performing Quarter -29.28% in 4th quarter of 1987



FUND PERFORMANCE SHOWN DOES NOT REFLECT SALES CHARGES. THE MSCI PACIFIC INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.


================================================================================
  GAM PACIFIC BASIN FUND
  1-, 5-, AND 10-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE MSCI PACIFIC INDEX AS OF DECEMBER 31, 1998


  CLASS                  1 YEAR             5 YEAR              10 YEAR
    (INCEPTION DATE)                                       (OR LIFE-OF-CLASS)

  A SHARES                -3.99%             -5.55%               15.71%
    (MAY 6, 1987)

  B SHARES                NA                 NA                   -0.35%*
    (MAY 26, 1998)

  C SHARES                NA                 NA                   -3.87%*
    (JUNE 1, 1998)

  D SHARES                -4.64%             NA                   -11.65%*
    (OCTOBER 18, 1995)

  MSCI PACIFIC INDEX**    2.69%              -3.95%               -3.72%



** Returns of MSCI Pacific Index were for the  Life-of-Class B: 6.58%; C: 12.25%
   and D: -8.28%.
** The MSCI Pacific  Index is an  unmanaged  index of  securities  listed on the stock exchanges of Australia, Hong Kong, Japan, New Zealand and Singapore/Malaysia and includes reinvestment of dividends. Investors may not purchase indices directly.

                                       12
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THE TABLE ABOVE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.



  FEES AND EXPENSES OF THE FUND

  GAM PACIFIC BASIN FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                                         CLASS A         CLASS B     CLASS C      CLASS D
  SALES CHARGES (paid directly from your investment)
  Maximum Sales Charge                                    5.00%           0.00%       0.00%        3.50%

  Maximum Deferred Sales Charge                           0.00%*          5.00%       1.00%        0.00%

  ANNUAL FUND OPERATING EXPENSES (% of net assets)

  Management Fees
      (after expense reimbursal)                          1.00%           1.00%       1.00%        1.00%

  Distribution (12b-1) Fees                               0.30%           1.00%       1.00%        0.50%

  Other Expenses                                          1.12%           7.39%       18.34%       1.03%

  TOTAL FUND OPERATING EXPENSES                           2.42%           9.39%       20.34%       2.53%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."

THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES

 EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
 IN GAM PACIFIC BASIN FUND

                            CLASS A       CLASS B*      CLASS C      CLASS D

  EXAMPLE #1



  For one year               733            1,418       1,978          597
  For three years           1,217           2,936       4,814        1,110
  For five years            1,726           4,406       6,918        1,648
  For ten years             3,118           6,659       9,927        3,115

  EXAMPLE #2


  For one year               733             918        1,878          597
  For three years           1,217           2,636       4,814        1,110
  For five years            1,726           4,206       6,918        1,648
  For ten years             3,118           6,659       9,927        3,115

* Class B converts to Class A at end of Year 8.


                                       13
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

GAM JAPAN CAPITAL FUND


INVESTMENT OBJECTIVE
The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.


INVESTMENT STRATEGY
The Fund invests primarily in common stocks of companies in Japan. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations. The Fund may not invest more than 5% of assets in bonds rated lower than investment grade.

In selecting investments for the Fund, the investment advisor looks first at the economic environment and will attempt to exclude sectors and stocks viewed as over-valued. Within those area identified for investment, the investment advisor employs a fundamental investment process focusing on factors such as:

o  Experience  and  shareholder  focus of company  management
o Financial health including the strength of the balance sheet, cash flow, earnings quality and long-term growth
o  Competitive position within the industry
o  Price of the stock compared to forecasted growth rate
o  Liquidity as measured by market capitalization, daily trading volume, etc.

Stocks selected tend to have higher return on equity, higher growth in earnings per share and higher growth in book value per share than the benchmark index. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o FORWARD FOREIGN EXCHANGE CONTRACTS When a Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Funds may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Funds may also use put and call options on foreign currencies.
o OPTIONS AND WARRANTS An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.
o FUTURES CONTRACTS Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.


PRINCIPAL RISKS
You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involve greater risk than investing in US securities. Since the Fund


                                       14
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

invests principally in Japan, it will be impacted by national events there to a greater extent than a more broadly diversified fund. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o POLITICAL CONDITIONS Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes, etc.
o INFORMATION There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.
o LIQUIDITY Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.
o COMMISSIONS AND FEES Brokerage fees and commissions are generally higher abroad than in the U.S.
o EMERGING MARKETS Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.
o CURRENCY Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Funds investment.

Derivative instruments involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may gain or lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST?
The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.


                                       15
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                             GAM JAPAN CAPITAL FUND

PAST PERFORMANCE AND EXPENSES

A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

  GAM JAPAN CAPITAL FUND
  CLASS A SHARE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31



94           -0.0377
95            0.0645
96            0.0015
97           -0.0258
98           -0.0275

================================================================================


HIGHEST AND LOWEST RETURNS

Highest Performing Quarter 20.11% in 2nd quarter of 1997

Lowest Performing Quarter -10.91% in 1st quarter of 1995



FUND PERFORMANCE SHOWN DOES NOT REFLECT SALES CHARGES. THE TOKYO STOCK EXCHANGE INDEX IS A MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.




================================================================================
   GAM JAPAN CAPITAL FUND 1- AND 3-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE TOKYO STOCK EXCHANGE AS OF DECEMBER 31, 1998


  CLASS                               1 YEAR           LIFE-OF CLASS
    (INCEPTION DATE)

  A SHARES                            -2.75%           -0.63%
    (JULY 1, 1994)

  B SHARES                            NA               -4.48%*
    (MAY 26, 1998)

  C SHARES                            NA               -5.14%*
    (MAY 19, 1998)

  TOKYO STOCK EXCHANGE INDEX**        7.77%            -10.92%



*  Returns of Tokyo Stock Exchange Index (TOPIX) were for the  Life-of-Class  B:
   8.62% and C: 8.28%.
** The Index (TOPIX) is an unmanaged composite index of companies listed on the First Section of the Tokyo Stock Exchange and includes reinvestment of dividends. Investors may not purchase indices directly.

                                       16
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.

================================================================================

  FEES AND EXPENSES OF THE FUND

  GAM JAPAN CAPITAL FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                                          CLASS A     CLASS B      CLASS C
  SALES CHARGES (paid directly from your investment)
  Maximum Sales Charge                                    5.00%       0.00%        0.00%

  Maximum Deferred Sales Charge                           0.00%*      5.00%        1.00%

  ANNUAL FUND OPERATING EXPENSES (% of net assets)

  Management Fees
      (after expense reimbursal)                          1.00%       1.00%        1.00%

  Distribution (12b-1) Fees                               0.30%       1.00%        1.00%

  Other Expenses                                          0.86%       3.31%        1.99%

  TOTAL FUND OPERATING EXPENSES                           2.16%       5.31%        3.99%

THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES

 EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
 IN GAM JAPAN CAPITAL FUND

                                       CLASS A     CLASS B*     CLASS C


  EXAMPLE #1



  For one year                          708        1,030          501
  For three years                      1,142       1,886        1,215
  For five years                       1,601       2,835        2,046
  For ten years                        2,868       4,629        4,197

  EXAMPLE #2


  For one year                          708         530           401
  For three years                      1,142       1,586        1,215
  For five years                       1,601       2,635        2,046
  For ten years                        2,868       4,629        4,197

* Class B converts to Class A at end of year 8.

                                       17
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

================================================================================

GAM EUROPE FUND


INVESTMENT OBJECTIVE
The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.


INVESTMENT STRATEGY
The Fund invests primarily in common stocks of companies in Europe including the United Kingdom, Ireland, France, Germany, the Netherlands, Denmark, Norway, Sweden, Finland, Iceland, Switzerland, Austria, Belgium, Spain, Portugal, Italy, Greece, Hungary, Poland, the Czech Republic and Slovakia. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations. The Fund may not invest more than 5% of assets in bonds rated lower than investment grade.

The investment advisor combines top-down and bottom-up analysis. Country and sector allocation are integrated into the process, but stock selection is the primary factor influencing Fund composition. Stocks are evaluated relative to its peer group, its earnings history and its growth potential. Company visits are an important part of the selection process. Stocks selected tend to have the following characteristics:

o Strong business with a leadership position in their field o Attractive valuations o Good quality management

Small and medium cap stocks will be included in the Fund, where the investment advisor feels prospects and valuations justify such exposure. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o FORWARD FOREIGN EXCHANGE CONTRACTS When a Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Funds may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Funds may also use put and call options on foreign currencies.
o OPTIONS AND WARRANTS An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.
o FUTURES CONTRACTS Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.


PRINCIPAL RISKS
You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involve greater risk than investing in US securities. Since the Fund


                                       18
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

invests principally in Europe, it will be impacted by regional events there to a greater extent than a more broadly diversified fund. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o POLITICAL CONDITIONS Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes, etc.
o INFORMATION There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.
o LIQUIDITY Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.
o COMMISSIONS AND FEES Brokerage fees and commissions are generally higher abroad than in the U.S.
o EMERGING MARKETS Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.
o CURRENCY Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Funds investment.

Derivative instruments involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may gain or lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST?
The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.


                                       19
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                                 GAM EUROPE FUND


PAST PERFORMANCE AND EXPENSES

A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

  GAM EUROPE FUND
  CLASS A SHARE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31



90          -0.1607
91            -0.07
92          -0.0491
93           0.2268
94          -0.0311
95           0.1677
96           0.2132
97           0.2755
98            0.107




================================================================================

HIGHEST AND LOWEST RETURNS

Highest Performing Quarter 19.97% in 1st quarter of 1998

Lowest Performing Quarter -17.45% in 3rd quarter of 1998



FUND PERFORMANCE SHOWN DOES NOT REFLECT SALES CHARGES. THE MSCI EUROPE INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.




================================================================================
  GAM EUROPE FUND

   1- AND 5-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE MSCI EUROPE INDEX AS OF DECEMBER 31, 1998


CLASS                  1 YEAR             5 YEAR            LIFE-OF-CLASS
    (INCEPTION DATE)

  A SHARES               10.70%             14.15%               7.30%
    (JANUARY 1, 1990)

  B SHARES               N/A                N/A                  -9.82%*
    (MAY 26, 1998)

  C SHARES               N/A                N/A                  -9.32%*
    (MAY 20, 1998)

  MSCI EUROPE INDEX**    28.91%             19.53%               14.38%



* Returns of MSCI Europe Index were for the Life-of-Class B: 031% and C: 2.28%.

**The MSCI Europe Index is an unmanaged index of securities listed on the stock exchanges of 15 European countries and includes reinvestment of dividends. Investors may not purchase indices directly.

                                       20
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.

================================================================================

  FEES AND EXPENSES OF THE FUND

  GAM EUROPE FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                                          CLASS A     CLASS B      CLASS C
  SALES CHARGES (paid directly from your investment)
  Maximum Sales Charge                                    5.00%       0.00%        0.00%

  Maximum Deferred Sales Charge                           0.00%*      5.00%        1.00%

  ANNUAL FUND OPERATING EXPENSES (% of net assets)

  Management Fees
      (after expense reimbursal)                          1.00%       1.00%        1.00%

  Distribution (12b-1) Fees                               0.30%       1.00%        1.00%

  Other Expenses                                          0.76%       1.93%        2.93%

  TOTAL FUND OPERATING EXPENSES                           2.06%       3.93%        4.93%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."

THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES

 EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
 IN GAM EUROPE FUND

                                  CLASS A     CLASS B*     CLASS C

  EXAMPLE #1



  For one year                      699         895          593
  For three years                 1,113       1,498        1,481
  For five years                  1,553       2,218        2,469
  For ten years                   2,770       3,744        4,947

  EXAMPLE #2


  For one year                      699         395          493
  For three years                 1,113       1,198        1,481
  For five years                  1,553       2,018        2,469
  For ten years                   2,770       3,744        4,947

* Class B converts to Class A at the end of year 8.





                                       21
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

================================================================================

GAM NORTH AMERICA FUND


INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.


INVESTMENT STRATEGY

The Fund invests primarily in common stocks of companies in the United States and Canada. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations. The Fund may not invest more than 5% of assets in bonds rated lower than investment grade.

The investment advisor has a fundamentally based "growth" approach to investment management, with an emphasis on identifying long term industries and industry trends which will produce a growing stream of dividends ahead of inflation. Typically the Fund is comprised of large capitalization, U.S. domiciled companies with, on average, approximately 40 per cent of earnings from non-U.S. sources. The investment advisor attempts to identify companies which are globally dominant in their industry sectors and have access to growing market share and to capital on a worldwide basis. Stocks are evaluated on factors such as:

o  The financial condition of the company

o  Estimated earnings growth rates

o  Pattern of consistent dividend payments

o  Anticipated dividend growth rates

Generally, the maximum weighting in the Fund per company will be approximately 7%. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.


PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock prices fluctuate based on such things as the business performance of the company, investors' perception about the company or general economic conditions. Other factors influencing the price of stocks include:

ECONOMIC CONDITIONS The broad investment environment in the US or international markets could impact stock prices based on interest rates, politics, fiscal policy and other current events.

INFLATION Rising prices of goods and services could eliminate any gains realized from your investment in the Fund.


                                       22
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

"GROWTH" INVESTING Growth stocks may carry higher prices than other stocks and experience greater price fluctuations as the market reacts to the company' s growth potential and overall economic activity.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock investing.


                                       23
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                            GAM NORTH AMERICA FUND

PAST PERFORMANCE AND EXPENSES

A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

================================================================================
  GAM NORTH AMERICA FUND
  CLASS A SHARE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31


90       0.0214
91       0.3069
92       0.0242
93      -0.0209
94       0.0297
95       0.309
96       0.241
97       0.2941
98       0.2944

================================================================================
HIGHEST AND LOWEST RETURNS

Highest Performing Quarter 18.07% in 4th quarter of 1998 Lowest Performing Quarter -10.1% in 3rd quarter of 1998



FUND PERFORMANCE SHOWN DOES NOT REFLECT SALES CHARGES. THE S&P 500 COMPOSITE INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.


================================================================================
  GAM NORTH AMERICA FUND
  1- AND 5-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE S&P 500 COMPOSITE INDEX
  AS OF DECEMBER 31, 1998


  CLASS                           1 YEAR           5 YEAR         LIFE-OF-CLASS
    (INCEPTION DATE)

  A SHARES                        29.44%           22.88%         15.83%
    (JANUARY 1, 1990)

  B SHARES                        NA               NA             9.68%*
    (MAY 26, 1998)

  C SHARES                        NA               NA             0.69%*
    (JULY 7, 1998)

  S&P 500 COMPOSITE INDEX**       28.76%           24.08%         17.92%

 * Returns of S&P Composite Index were for Life-of Class B: 13.49% and C: 7.35%. ** The S&P Composite Index is an unmanaged index of the stock performance of 500 industrial, transportation, utility and financial companies and includes reinvestment of dividends. Investors may not purchase indices directly.


                                       24
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.

  FEES AND EXPENSES OF THE FUND
================================================================================
  GAM NORTH AMERICA FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                                     CLASS A   CLASS B   CLASS C

  SALES CHARGES (paid directly from your investment)
--------------------------------------------------------------------------------
  Maximum Sales Charge                               5.00%     0.00%     0.00%

  Maximum Deferred Sales Charge                      0.00%*    5.00%     1.00%

  ANNUAL FUND OPERATING EXPENSES (% of net assets)
--------------------------------------------------------------------------------
  Management Fees
      (after expense reimbursal)                     1.00%     1.00%     1.00%

  Distribution (12b-1) Fees                          0.30%     1.00%     1.00%

  Other Expenses                                     0.80%     5.56%     6.16%

  TOTAL FUND OPERATING EXPENSES                      2.10%     7.56%     8.16%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."



THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES
================================================================================
 EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
 IN GAM NORTH AMERICA FUND
                                                     CLASS A   CLASS B   CLASS C

  EXAMPLE #1
--------------------------------------------------------------------------------
  For one year                                         702     1,246       903

  For three years                                    1,125     2,482     2,334

  For five years                                     1,572     3,745     3,770

  For ten years                                      2,810     5,813     6,980

  EXAMPLE #2
--------------------------------------------------------------------------------
  For one year                                         702       746       803

  For three years                                    1,125     2,182     2,334

  For five years                                     1,572     3,545     3,770

  For ten years                                      2,810     5,813     6,980

* Class B converts to Class A at end of year 8.


                                       25
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

================================================================================

GAMerica Capital Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.


INVESTMENT STRATEGY

The Fund invests primarily in common stocks of companies in the United States and Canada. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations. The Fund may not invest more than 5% of assets in bonds rated lower than investment grade.

The  investment  advisor  uses  a  research-intensive   "value/blend"  investing
approach. Value stocks are typically characterized by the following when compared to the market as a whole:

o  Lower price to earnings ratios

o  Lower price to book ratios

o  Lower price to cash flow ratios and

o  Higher dividend yields

Although not restricted to small cap stocks, the investment advisor tends to find the best value in smaller companies. The fund is generally concentrated into a limited number of stocks with top 20 positions representing 80% of the total Fund. Turnover tends to be low as the investment advisor looks for companies with limited leverage, strong balance sheets and above all, sound management. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated; an increase in market capitalization alone will not cause the investment advisor to sell. The investment advisor makes frequent visits to companies to judge their investment merit.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities, as well as money market instruments denominated in U.S. dollars or a foreign currency. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.


PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock prices fluctuate based on such things as the business performance of the company, investors' perception about the company or general economic conditions. Small companies are often new and less well established. They may have limited product lines, markets or financial resources, and they may depend on one or a few key persons for management. Other factors influencing the price of stocks include:

ECONOMIC CONDITIONS The broad investment environment in the US or international markets could impact stock prices based on interest rates, politics, fiscal policy and other current events.

INFLATION Rising prices of goods and services could eliminate any gains realized from your investment in the Fund.

                                       26
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

"VALUE" INVESTING Value stocks may carry higher risk than other stocks as the determination that a stock is undervalued is subjective and the stock price may not rise to what the investment advisor considers full value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate risks involved with stock investing.



                                       27
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                             GAMERICA CAPITAL FUND

PAST PERFORMANCE AND EXPENSES

A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

================================================================================
  GAMERICA CAPITAL FUND
  CLASS A SHARE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31


95       0.0138
96       0.1831
97       0.3728
98       0.3059

================================================================================
HIGHEST AND LOWEST RETURNS

Highest Performing Quarter 24.02% in 3rd quarter of 1997 Lowest Performing Quarter -13.28% in 3rd quarter of 1997



FUND PERFORMANCE SHOWN DOES NOT REFLECT SALES CHARGES. THE S&P 500 COMPOSITE INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.


================================================================================
  GAMERICA CAPITAL FUND
  1- AND 3-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE S&P 500 COMPOSITE INDEX AS OF DECEMBER 31, 1998


  CLASS                               1 YEAR           LIFE-OF-CLASS
    (INCEPTION DATE)

  A SHARES                            30.59%           23.42%
    (MAY 12, 1995)

  B SHARES                            NA               5.13%*
    (MAY 26, 1998)

  C SHARES                            NA               4.34%*
    (MAY 26, 1998)

  S&P 500 COMPOSITE INDEX             28.76%           28.82%

 * Returns of S&P Composite Index were for Life-of Class B and C: 13.49%.
** The S&P Composite Index is an unmanaged index of the stock performance of 500 industrial, transportation, utility and financial companies and includes reinvestment of dividends. Investors may not purchase indices directly.

                                       28
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

  FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.


  FEES AND EXPENSES OF THE FUND
==========================================================================================
  GAMERICA CAPITAL FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                                          CLASS A     CLASS B      CLASS C

  SALES CHARGES (paid directly from your investment)
------------------------------------------------------------------------------------------
  Maximum Sales Charge                                    5.00%       0.00%        0.00%
  Maximum Deferred Sales Charge                           0.00%*      5.00%        1.00%

  ANNUAL FUND OPERATING EXPENSES (% of net assets)
------------------------------------------------------------------------------------------
  Management Fees
      (after expense reimbursal)                          1.00%       1.00%        1.00%
  Distribution (12b-1) Fees                               0.30%       1.00%        1.00%
  Other Expenses                                          1.16%       3.19%        5.15%

  TOTAL FUND OPERATING EXPENSES                           2.46%       5.19%        7.15%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."

THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE
COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH
YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES
MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST  $10,000 IN THE FUND FOR THE PERIODS  SHOWN,  THEN
REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU
DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES
==========================================================================================
 EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
 IN GAMERICA CAPITAL FUND

                                                          CLASS A     CLASS B*     CLASS C

  EXAMPLE  #1
------------------------------------------------------------------------------------------
  For one year                                              737       1,019          807
  For three years                                         1,228       1,853        2,077
  For five years                                          1,745       2,783        3,388
  For ten years                                           3,156       4,618        6,427

  EXAMPLE  #2
------------------------------------------------------------------------------------------
  For one year                                              737         519          707
  For three years                                         1,228       1,553        2,077
  For five years                                          1,745       2,583        3,388
  For ten years                                           3,156       4,618        6,427

* Class B converts to Class A at end of year 8.


                                       29
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

II. MANAGEMENT OF THE FUNDS

================================================================================

INVESTMENT ADVISERS

GAM International Management Limited ("GAM"), a corporation organized in 1984 under the laws of the United Kingdom, 12 St. James Place, London SW1A 1NX England, serves as Investment Adviser for each Fund. GAM manages the assets of all of the funds except GAM North America Fund.

Fayez Sarofim & Co. ("Sarofim"), a Texas corporation organized in 1958, Two Houston Center, Houston, TX 77010, serves as Co-Investment Adviser for GAM North America Fund and manages its assets.

As compensation for its services, each Fund, except GAM North America Fund, pays GAM the equivalent of 1.0% per annum of the Fund's average daily net assets. GAM North America Fund pays a fee equal to 0.5% of its average daily net assets to GAM and 0.5% of its average daily net assets to Sarofim.

The Funds' expense ratios may be higher than those of most registered investment companies. This reflects the higher costs of foreign investing. The advisory fee paid by each Fund is higher than that of most registered investment companies. The Funds pay for all expenses of their operations.

INDIVIDUALS PRIMARILY RESPONSIBLE FOR
DAY-TO-DAY MANAGEMENT OF THE FUNDS:

GAM GLOBAL AND GAM INTERNATIONAL FUNDS
JOHN R. HORSEMAN Investment Director, joined GAM as a member of the Asian team based in Hong Kong. He started as manager of GAM International and GAM Global Funds on April 20, 1990, in London. He is now responsible for a number of GAM's other global and international funds, including GAM Universal US$ Inc.

GAM PACIFIC BASIN FUND MICHAEL S. BUNKER Investment Director, has overall responsibility for Asian investment policy. Mr. Bunker has more than 20 years' investment experience, primarily in Asian markets. He started managing GAM Pacific Basin Fund on May 6, 1987, and also manages the offshore fund, GAM Pacific Inc. Mr. Bunker is based in London.

GAM JAPAN CAPITAL FUND PAUL S. KIRKBY Investment Director, is responsible for investments in the Japanese market. He joined GAM in 1985 as a Senior Fund Manager in Hong Kong; before that, he was an analyst with New Japan Securities Co. Ltd., Tokyo. Mr. Kirkby started managing GAM Japan Capital Fund on July 1, 1994, and also manages the offshore fund GAM Japan Inc. Mr. Kirkby is based in London.

GAM EUROPE FUND JOHN BENNETT Investment Director, is responsible for European markets. He joined GAM in 1993; before that, he was Senior Fund Manager, Ivory & Sime, responsible for Continental European equity portfolios. Mr. Bennett started managing GAM Europe Fund on January 1, 1993, and also manages the offshore fund GAM Pan European Inc. Mr. Bennett is based in London.

GAM NORTH AMERICA FUND FAYEZ SAROFIM Founder (1958), President and Chairman of the Board and managing shareholder of Fayez Sarofim & Co., which serves as co-investment adviser of GAM North America. He started managing GAM North America Fund on June 29, 1990, and also manages the offshore fund GAM US Inc. Fayez Sarofim & Co. currently manages aggregate assets of approximately $52 billion under the supervision of Mr. Sarofim.

GAMERICA CAPITAL FUND GORDON GRENDER Director, has been associated with GAM since 1983. He has managed North American stock funds since 1974. Mr. Grender started managing GAMerica Capital Fund on May 12, 1995, and also manages GAMerica Inc., an offshore fund with similar investment objectives. Mr. Grender is based in London.

                                       30
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

DISTRIBUTOR

GAM Services Inc., 135 East 57th Street, New York, NY 10022, an affiliate of GAM, serves as distributor and principal underwriter of the Funds' shares. GAM Services compensates financial services firms which sell shares of the Funds pursuant to agreements with GAM Services. Compensation payments come from sales charges paid by shareholders at the time of purchase (for Class A and D shares), from GAM Services resources (for Class B and C shares) and from 12b-1 fees paid out of Fund assets.

Each Fund has adopted a Distribution Plan under Rule 12b-1 to pay for distribution and sale of its shares. Under this Plan, Class A, Class B, Class C and Class D shares pay 12b-1 fees. Please see "Sales Charge Schedules" on page 35 for details.

In the case of Class, A, B, C and D share accounts which are not assigned to a financial services firm, GAM Services retains the entire fee. Should the fees collected under the Plans exceed the expenses of GAM Services in any year, GAM Services would realize a profit.

GAM Services, or the Funds, may also contract with banks, trust companies, broker-dealers, or other financial organizations to act as shareholder servicing agents to provide administrative services for the funds such as:

o  Processing purchase and redemption transactions.

o Transmitting and receiving monies for the purchase and sale of shares in the Funds.

o  Answering routine inquires about the Funds.

o Furnishing monthly and year-end statements and confirmations of purchases and sales of shares.

o Transmitting periodic reports, updated prospectuses, proxy statements and other shareholder communications.

For these services, each Fund pays fees which may vary depending on the services provided. Fees will not exceed an annual rate of 0.25% of the net daily asset value of the shares of a Fund under the service contract.

--------------------------------------------------------------------------------
                              THE "EURO" CONVERSION
--------------------------------------------------------------------------------

   As of January 1, 1999,11
   member states of the European Union converted their national currencies to a common currency, the "euro." This conversion could affect your investment in the GAM Funds in the following ways:

 o It could have a material impact on a Fund's revenues, expenses or income.

 o It could create increased competition among security issuers throughout European Union markets because of new-found market-wide "price transparency." This could affect issuers' plans for pricing their own products and services in euro.

 o It could affect an issuer's
   ability to make information technology updates on a timely basis.



                                       31
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

III. Shareholder Information

================================================================================

CHOOSING THE APPROPRIATE SHARE CLASS

When you buy, sell, or exchange shares of a Fund, you do so at the Fund's net asset value (NAV), plus any applicable sales charge or Contingent Deferred Sales Charge (CDSC). NAV is determined by dividing the value of a Fund's securities, cash, and other assets (including accrued interest), minus all liabilities (including accrued expenses), by the number of the Fund's shares outstanding.

The Funds (except GAM Japan Capital Fund) calculate their NAVs at the close of regular trading each day (normally 4:00 p.m. Eastern Time) the New York Stock Exchange is open. GAM Japan Capital's NAV is calculated at the close of trading on the Tokyo Stock Exchange.

Fund shares are offered on a continuous basis. When you issue an order to buy, sell, or exchange shares by 4:00 p.m. Eastern Time on a regular trading day, your order will be processed at that day's NAV plus any applicable sales charges.

The Funds invest in securities traded on foreign exchanges. Many of these securities may be traded on days when the New York or Tokyo exchanges are not open, or not traded on days when the New York or Tokyo exchanges are open. The Funds will normally value securities traded on foreign exchanges at the last quoted sale price available before the close of the New York Stock Exchange, or, in the case of GAM Japan Capital Fund, before the close of the Tokyo Stock Exchange.

The Company offers A, B, C, and D class shares. Each class involves different sales charges, features and expenses.

================================================================================
                               Year 2000 Planning
================================================================================

GAM is taking the Year 2000 date change very seriously. We are taking steps to identify areas requiring change and to confirm that our technology environment will remain stable into the next millennium. We have created a project team dedicated to the Year 2000 issue.

The Year 2000 team is currently reviewing all aspects of the Year 2000 issue at GAM including programs developed in-house, third-party applications and utilities, hardware and operating systems. The team plans to test each application. We have also sent letters to vendors requiring written confirmation of Year 2000 compliance.

In addition, there can be no assurances that the year 2000 issue will not have an adverse effect on the issuers whose securities are held by a fund or on global markets or economies generally.

As part of the plan, we will simulate a 01-01-2000 date change and perform a test of applications, operating systems, databases and hardware.

                                       32
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

===================================================================================================================================

A, B, C, AND D SHARE COMPARISON

-----------------------------------------------------------------------------------------------------------------------------------


                           CLASS A                         CLASS B                    CLASS C                      CLASS D

TERMS                Offered at NAV plus             Offered at NAV with no     Offered at NAV with no       Offered at NAV plus
                     a front-end sales charge        front-end sales charge,    front-end sales charge,      a front-end sales
                                                     but with a Contingent      but with a Contingent        charge which is
                                                     Deferred Sales Charge      Deferred Sales Charge        lower than the
                                                     (CDSC) when shares are     (CDSC) of 1.00%              sales charge on
                                                     sold                       if shares are sold within    A Shares
                                                                                one year after purchase

-----------------------------------------------------------------------------------------------------------------------------------

                     All Funds                       All Funds                  All Funds                   GAM International,
AVAILABILITY                                                                                                GAM Global, and
                                                                                                            GAM Pacific Basin
                                                                                                            Funds

-----------------------------------------------------------------------------------------------------------------------------------

ONGOING              Lower than Class B, C,          Higher than A or D         Higher than A or D          Higher than A shares,
EXPENSES             or D                                                                                   but lower than B or C

-----------------------------------------------------------------------------------------------------------------------------------

APPROPRIATE          o  Who prefer a single          o  Who want to invest all  o  Who want to invest all   o  Who want a lower
FOR INVESTORS:          front-end sales charge.         money immediately,         money immediately,          front-end sales
                                                        with no front-end          with no front-end           charge
                     o  With a longer investment        charge                     charge
                        horizon                                                                             o  Who may have a
                                                     o  With a shorter          o  With a shorter              shorter investment
                     o  Who qualify for                 investment horizon.        investment horizon         horizon
                        reduced sales charges
                        on larger investments                                   o  Who may benefit from
                                                                                   a lower CDSC if
                                                                                   shares are sold within
                                                                                   one year

-----------------------------------------------------------------------------------------------------------------------------------

MAXIMUM              Unlimited                       $300,000                   $1,000,000                  Unlimited, though
INVESTMENT                                                                                                  purchases for more than
                                                                                                            $1,000,000 should
                                                                                                            be for Class A Shares




                                       33
                                      ----
               GAM FUNDS INC PROSPECTUS / SHAREHOLDER INFORMATION

III. Shareholder Information continued

================================================================================

INFORMATION ABOUT THE REDUCTION OR
WAIVER OF FRONT-END SALES CHARGES:

FRONT-END SALES CHARGES MAY BE REDUCED BY:
o RIGHTS OF ACCUMULATION. This means that you may add the value of any shares you already own of the same class to the amount of your next investment in that class for purposes of calculating the sales charge.

o STATEMENT OF INTENTION. This means you can declare your intention to purchase shares of the same class over a 13-month period and receive the same sales charge as if you had bought all the shares at once.

o COMBINATION PRIVILEGE. This means you may combine shares of more than one GAM Fund of the same class for purposes of calculating the sales charge. Also, you may combine shares purchased in your own account with shares of the same class purchased for your spouse or children under the age of 21.

Please refer to the Purchase Application or consult with your financial services firm to take advantage of these purchase options.

FRONT-END SALES CHARGES MAY BE WAIVED...
o For GAM employees or others connected in designated ways to the firm, to its affiliates, or to its registered representatives. Please see the SAI for details.

o For large orders and purchases by eligible plans. Please see the SAI for details, including a description of the commissions GAM may advance to dealers for these purchases.

INFORMATION ABOUT CONTINGENT DEFERRED SALES CHARGE (CDSCS)

CLASS A SHARES are subject to a front-end sales load at the time of purchase. However, for certain purchases, the initial sales load may be waived. Those purchases may be subject to a contingent deferred sales charge of 1% on shares sold within 18 months of purchase if GAM has paid a commission (not waived by the dealer) on the original purchase of shares.

CLASS B SHARES are subject to a CDSC on any sale of shares which drops the aggregate value of your Class B Share account below the aggregate amount you have invested during the six years preceding your redemption. Class B shares may be converted into Class A shares after eight years.

CLASS C SHARES are subject to a CDSC on any sale of shares which drops the aggregate value of your Class C Share account below the aggregate amount you have invested during the one year preceding your redemption.

CDSCS WILL BE WAIVED...
o When you sell off the profit from shares that have increased in value over certain periods (18 months for Class A, 6 years for Class B, 1 year for Class
   C).

o  When  you  sell  shares  you  have  bought  by   reinvesting   dividends   or
   distributions,  or that you have  bought  by  exchanging  shares of other GAM
   Funds.

Note: When the Funds determine whether or not you owe a CDSC at the time you sell shares, the Funds assume that the amounts described in the two points above are sold first.


                                       34
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685



Sales Charge Schedules

==========================================================================================================================


  FRONT-END SALES CHARGES ON A AND D SHARES

  CLASS A SALES CHARGES
==========================================================================================================================


                                     Sales load                Sales Load                               Amount Reallowed
                                     (as % of                  (as % of Net                             to Dealers (as %
  Purchase amount                    Offering Price)           Amount Invested)                         of Offering Price)

  up to $100,000                     5.00%                     5.26%                                    4.00%
  $100,000-$299,999                  4.00%                     4.17%                                    3.00%
  $300,000-$599,999                  3.00%                     3.09%                                    2.00%
  $600,000-$999,999                  2.00%                     2.04%                                    1.00%
  $1,000,000# and over               0.00%

  Class A shares pay a 0.30% 12b-1 fee (of which 0.25% is reallowed to dealers).

  CLASS D SALES CHARGES
==========================================================================================================================

                                     Sales load                Sales Load                               Amount Reallowed
                                     (as % of                  (as % of Net                             to Dealers (as %
  Purchase amount                    Offering Price)           Amount Invested)                         of Offering Price)

  up to $100,000                     3.50%                     3.63%                                    2.50%
  $100,000-$299,999                  2.50%                     2.56%                                    1.50%
  $300,000-$599,999                  2.00%                     2.04%                                    1.00%
  $600,000-$999,999                  1.50%                     1.52%                                    1.00%
  $1,000,000# and over*              0.00%

  Class D shares pay a 0.50% 12b-1 fee (all of which is reallowed to dealers).

  *Purchases of $1 million or more should be for Class A shares. Please consult your financial services firm.


  CONTINGENT DEFERRED SALES CHARGES (CDSCS) ON CLASS B AND C SHARES

  CLASS B SHARES
==========================================================================================================================

  THE YEAR YOU SELL SHARES           1ST          2ND          3RD          4TH          5TH          6TH     7TH & AFTER
  B SHARES                           5%           4%           3%           3%           2%           1%      0%

  Dealer commission:  4%

  Class B shares pay a 1% 12b-1/service fee (of which 0.25% is reallowed to dealers beginning in year 2).

  CLASS C SHARES
==========================================================================================================================

  THE YEAR YOU SELL SHARES           1ST          2ND & AFTER
  C SHARES                           1%           0%

  Dealer commission:  1% (Investment must be held at least 12 months.)

  Class C shares pay a 1% 12b-1/service fee (all of which is reallowed to dealers beginning in year 2).


                                       35
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

III. Shareholder Information continued

================================================================================

CDSC WAIVERS (CONTINUED FROM PG. 34)

o For shares sold from the registered accounts of persons who have died or become disabled.

o  For   redemptions   in  connection   with   tax-qualified   retirement   plan
   distributions, including lump-sum or required distributions or tax-free return of excess contributions to an IRA.

o For sales of shares from Qualified Retirement Plans that offer funds managed by GAM. This waiver applies under two conditions: a) the plan must continue to offer Funds managed by GAMafter the redemption; or b) the Plan is being fully "cashed out," with all assets distributed to its participants.

o For share sales under the Systematic Withdrawal Plan. No more than 10% per year of the account balance may be sold by Systematic Withdrawal, and the account must maintain a minimum $10,000 balance.

o For exchanges between same share classes of other GAM Funds.

For detailed rules applicable to CDSC waivers, please read the SAI.


HOW TO BUY SHARES

You may buy shares through your financial services firm, or you may buy shares directly by mail from the Transfer Agent, Boston Financial Data Services.

To buy shares directly by mail, complete the appropriate parts of the Purchase Application (included with this Prospectus). Make your check out in the appropriate amount to the order of "GAM Funds, Inc." Send the application and check (U.S. dollars) to:

         GAM Funds, Inc.
         c/o Boston Financial Data Services
         P.O. Box 9137
         Boston, Massachusetts 02205

You may pay for shares by wire transfer after you have mailed in your Purchase Application. See the wire instructions on the Purchase Application.

MINIMUM INVESTMENT AMOUNTS
Initial investment                            $ 5,000
Subsequent investment                             100
Initial IRA account investment                  2,000
Subsequent IRA account investment                 100

At their discretion, the Funds may waive minimum investment requirements for custodial accounts, employee benefit plans or accounts opened under provisions of the Uniform Gifts to Minors Act (UGMA).

Each Fund reserves the right to refuse any order for the purchase of shares. Shareholders will be notified of any such action as required by law.

                                       36
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

HOW TO SELL SHARES

You may sell shares on any day the New York Stock Exchange is open, either through your financial services firm or directly, through the Transfer Agent, Boston Financial Data Services. Financial services firms must receive your sell order before 4:00 p.m. Eastern Time, and are responsible for furnishing all necessary documentation to the Transfer Agent.

TO SELL SHARES BY MAIL VIA
THE TRANSFER AGENT

o Send a written request, indicating the Fund name, class of shares, number of shares or dollar amount to be sold, and signed by the person(s) whose name(s) appear on the account records, to:

         GAM Funds, Inc.
         c/o Boston Financial Data Services
         P.O. Box 8264
         Boston, Massachusetts 02266-8264

o You will need a signature guarantee (a) if you sell shares worth $50,000 or more; (b) if you want the money from your sale to be paid to someone other than the registered accountholder (usually, this means to someone other than yourself) or (c) if you want the money mailed to an address other than the address of record (usually some other address than your own). You can get a signature guarantee from most banks, from a member firm of a national stock exchange, or from another guarantor institution. A notary public is not acceptable.

o If you hold share certificates for the shares you want to sell, you must send them along with your sell order. Please call the Transfer Agent at 800-426-4685 before you send share certificates.

o If you sell shares as a corporation, agent, fiduciary, surviving joint owner, or individual retirement accountholder, you will need extra documentation. Contact the Transfer Agent to make sure you include all required documents with your order.

TO SELL SHARES BY PHONE OR FAX
VIA THE TRANSFER AGENT

To sell shares by telephone or fax order, you must have first selected the telephone redemption privilege, either on your initial Purchase Application, or later, before placing your sell order.

INVOLUNTARY REDEMPTIONS

Your account may be closed by a Fund if, because of withdrawals, its value falls below $1,000. These rules apply:

o You will be asked by the Fund to buy more shares within 30 days to raise your account value above $1,000. If you do not do this, the Fund may redeem our account and send you the proceeds. You will not owe any CDSC on the proceeds of an involuntarily redeemed account.

o If you draw your account below $1,000 via the Systematic Withdrawal Plan (see "Account Services," below), your account will not be subject to involuntary redemption.

o Involuntary redemption does not apply to retirement accounts or accounts maintained by administrators in retirement plans.

o No account will be closed if its value drops below $1,000 because of Fund performance, or because of the payment of sales charges.

REINSTATEMENT PRIVILEGE
If you sell shares of a Fund, you may reinvest some or all of the proceeds within 60 days without a sales charge. These rules apply:

o You must reinvest in the same account or a new account, in the same class of shares.

o If you paid a CDSC at the time of sale, you will be credited with the portion of the CDSC paid from of the reinvested proceeds.



                                       37
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

III. Shareholder Information continued

================================================================================

HOW TO EXCHANGE SHARES

You may exchange shares of any class of any Fund for shares of the same class of another Fund, including the GAM Money Market Account, generally without paying any sales charge. This may be done by phone or fax, or by mail.

TO EXCHANGE SHARES BY PHONE OR FAX VIA THE TRANSFER AGENT

Before you try to exchange shares by telephone or fax, make sure you have this privilege. You must have selected it on your initial Purchase Application. If you don't have this privilege now, you can still get it by calling the Transfer Agent at 800-426-4685.

TO EXCHANGE SHARES BY MAIL VIA
THE TRANSFER AGENT

o Send a written request, indicating the Fund name, class of shares, number of shares or dollar amount to be exchanged, and signed by the person(s) whose name(s) appear on the account records, to:

         GAM Funds, Inc.
         c/o Boston Financial Data Services
         P.O. Box 8264
         Boston, Massachusetts 02266-8264

o Send a new Purchase Application, showing the simultaneous purchase of new Fund shares. You can get a new Purchase Application by calling the Transfer Agent at 800-426-4685.



EXCHANGES TO OR FROM
THE GAM MONEY MARKET ACCOUNT

o Shares of one GAM Fund may be exchanged for shares of the same class of another GAMFund or for shares of the Reserve Funds-Primary Fund (the "GAM Money Market Account").

o The GAM Money Market Account does not offer D shares. You may exchange a Fund's Class D shares for Class A shares of the GAM Money Market Account.

o Fund shares subject to a CDSC (i.e., Class B and Class C Shares) will be subject to the same CDSC after exchanging them for shares of the GAM Money Market Account. They will "age" from the original Fund purchase date.

LIMITS ON EXCHANGES
The exchange vehicle is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on shareholders. Each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders will be notified of any such action to as required by law.


                                       38
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

ACCOUNT SERVICES

You may select the following account services on your Purchase Application, or at any time thereafter, in writing.

o  DIVIDEND REINVESTMENT
   Automatic, unless you direct that your dividends be mailed to you.

o  SYSTEMATIC WITHDRAWAL PLAN
   You may order a specific dollar amount sale of shares at regular intervals (monthly or quarterly). $10,000 account minimum.

o  AUTOMATIC INVESTMENT PLAN
   You may order a specific dollar amount purchase of shares at regular intervals (monthly or quarterly), with payments made electronically from an account you designate at a financial services institution.
   $100 minimum per automatic investment.

TELEPHONE AND FACSIMILE PRIVILEGES. Telephone requests may be recorded. The Transfer Agent has procedures in place to verify caller identity. Proceeds from telephone or facsimile sales will be mailed only to your registered account address or transferred by wire to an account you designate when you establish this privilege. As long as the Fund and the Transfer Agent follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the accountholder caused by an unauthorized transaction.

Please contact you financial representative for further help with your account, or contact the Transfer Agent:

     Boston Financial Data Services
     Two Heritage Drive
     Quincy, MA 02171
     (800) 426-4685
     (617) 483-5000
     Fax: (617) 483-2405


DIVIDENDS AND TAX MATTERS

So long as each Fund meets the requirements of a tax-qualified registered investment company, it pays no federal income tax on the earnings it distributes to shareholders. Each Fund intends to pay a semi-annual dividend representing its entire net investment income and to distribute all its realized net capital gains. In so doing, the Fund will avoid the imposition of any excise taxes.

Dividends, whether reinvested or taken as cash, are generally taxable. Dividends from capital gains are taxable at the rate applicable to the length of time the investments have been held. Dividends from other sources are generally taxable as ordinary income.

After a Fund makes its semi-annual distribution, the value of each outstanding share will decrease by the amount of the distribution. If you buy shares immediately before the record date of the distribution, you will pay the full price for the shares, then receive some portion of the price back as a taxable dividend or capital gain distribution.

Form 1099 DIV and Tax Notice, mailed to you every January, details your distributions and their federal tax category.

Normally, any sale or exchange of shares is a taxable event. Depending on your purchase price and sale price, you may have a gain or loss on the transaction. Please verify your tax liability with your tax professional. Consult the SAI for certain other tax consequences to shareholders.


                                       39
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

IV. FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Unless otherwise noted, the selected financial information below is for the fiscal periods ending December 31 of each year. The accounting firm PricewaterhouseCoopers LLP audited the Funds' financial statements for the year ended December 31, 1998. Their report is included in the Funds' Annual Report, which contains further information about the performance of the Funds. A copy of the Annual Report is incorporated by reference into the Statement of Additional Information and available at no charge upon request to the Funds. The Funds' financial statements for periods prior to 1996 were audited by other independent accountants. Expense and income ratios and portfolio turnover rates have been annualized for periods less than one year. Total returns for periods of less than one year are not annualized.

===============================================================================================================
GAM GLOBAL FUND
                                                                       CLASS A SHARES
                                                 ---------------------------------------------------------
                                                     98           97         96          95          94
                                                 =========================================================
NET ASSET VALUE,
  beginning of period                              $18.71      $14.35      $13.51      $10.60      $17.92
                                                   ------      ------      ------      ------      ------
NET ASSET VALUE,
   end of period                                   $19.04      $18.71      $14.35      $13.51      $10.60
                                                   ======      ======      ======      ======      ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)                 2.57%      34.95%      12.74%      36.25%     (16.15%)

TOTAL NET ASSETS (000 omitted)                   $140,274     $65,739     $19,583     $26,161     $19,940


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                        (0.05)^^    (0.04)^^     0.16^^      0.35        0.19
Net realized and unrealized gain/(loss)
  on investments                                     0.55        5.04        1.55        3.48       (2.94)
                                                   ------      ------      ------      ------      ------
Total from investment operations                     0.50        5.00        1.71        3.83       (2.75)
                                                   ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                   --       (0.02)      (0.08)      (0.30)      (0.49)
Distributions from net realized gains               (0.17)      (0.62)      (0.79)      (0.62)      (4.08)
                                                   ------      ------      ------      ------      ------
Total distributions                                 (0.17)      (0.64)      (0.87)      (0.92)      (4.57)
                                                   ------      ------      ------      ------      ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                           1.71%       1.83%       2.26%       2.16%       2.29%
Net investment income                             (0.25)%     (0.25)%       1.17%       2.96%       0.91%
Portfolio turnover rate                              123%         48%        107%         60%        123%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                       --          --          --          --          --
Average amount of bank loans outstanding
  during the period (000 omitted)                      --          --          --          --          --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                        --          --          --          --          --
Average amount of debt per share
  during the period                                    --          --          --          --          --

^   Total return calculated for a period less than one year is not annualized.
^^ For the years ended 31st December 1996, 1997 and 1998, net investment income per share has been determined based on the weighted average shares outstanding method.
^^^ The inception dates for Class B and C were 26th May, 1998 and 19th May 1998, respectively.
*   The ratio of expenses to average net assets for the year ended 31st
    December 1996 includes amounts paid through expense offset arrangements. Prior and subsequent period ratios exclude these amounts.
+   Period from 6th October, 1995 (inception) to 31st December, 1995.
++  Annualized.


                                       40
                                      ----
                 FOR MORE INFORMATION PLEASE CALL 800-426-4685

====================================================================================================================================
GAM GLOBAL FUND
                                            CLASS B SHARES^^^     CLASS C SHARES^^^                    CLASS D SHARES
                                            -----------------     -----------------      -------------------------------------------
                                                   98                     98                 98         97        96         95+
                                            =================     =================      ===========================================
NET ASSET VALUE,
  beginning of period                            $20.99                 $21.06             $18.50     $14.22    $13.48     $13.46
                                                 ------                 ------             ------     ------    ------     ------
NET ASSET VALUE,
   end of period                                  19.11                  19.10             $18.79     $18.50    $14.22     $13.48
                                                 ======                 ======             ======     ======    ======     ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)             (8.96)%                (9.31)%              2.38%     34.80%    11.54%      6.97%

TOTAL NET ASSETS (000 omitted)                  $10,402                 $9,014            $10,082     $3,768      $815       $295


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                      (0.13)^^               (0.14)^^           (0.08)^^   (0.09)^^   0.07^^       --
Net realized and unrealized gain/(loss)
  on investments                                  (1.75)                 (1.82)              0.54       5.02      1.47       0.92
                                                 ------                 ------             ------     ------    ------     ------
Total from investment operations                  (1.88)                 (1.96)              0.46       4.93      1.54       0.92
                                                 ------                 ------             ------     ------    ------     ------

LESS DISTRIBUTIONS
Dividends from net investment income                 --                     --                 --      (0.03)    (0.01)     (0.28)
Distributions from net realized gains                --                     --              (0.17)     (0.62)    (0.79)     (0.62)
                                                 ------                 ------             ------     ------    ------     ------
Total distributions                                  --                     --              (0.17)     (0.65)    (0.80)     (0.90)
                                                 ------                 ------             ------     ------    ------     ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                         2.70%++                2.83%++            1.87%      2.01%     2.88%      2.81%++
Net investment income                          ( 1.14)%++             ( 1.27)%++          (0.41)%    (0.53)%     0.52%    (0.09)%++
Portfolio turnover rate                            123%                   123%               123%        48%      107%        60%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                     --                     --                 --         --        --         --
Average amount of bank loans outstanding
  during the period (000 omitted)                    --                     --                 --         --        --         --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                      --                     --                 --         --        --         --
Average amount of debt per share
  during the period                                  --                     --                 --         --        --         --




                                       41
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

IV. FINANCIAL HIGHLIGHTS

===============================================================================================================
GAM INTERNATIONAL FUND
                                                                       CLASS A SHARES
                                                 ---------------------------------------------------------
                                                     98           97         96          95          94
                                                 =========================================================
NET ASSET VALUE,
  beginning of period                              $28.46      $23.15      $21.37      $17.21      $23.90
                                                   ------      ------      ------      ------      ------
NET ASSET VALUE,
   end of period                                   $30.06      $28.46      $23.15      $21.37      $17.21
                                                   ======      ======      ======      ======      ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)                  7.22%      28.93%       8.98%      30.09%     (10.23%)

TOTAL NET ASSETS (000 omitted)                 $2,685,713  $1,793,665  $1,009,819    $560,234    $158,336


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                         0.08^^      0.08^^     0.57^^       0.52        0.34
Net realized and unrealized gain/(loss)
  on investments                                     2.03        6.58        1.34        4.64       (2.58)
                                                   ------      ------      ------      ------      ------
Total from investment operations                     2.11        6.66        1.91        5.16       (2.24)
                                                   ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                (0.05)      (0.18)      (0.09)      (0.47)      (0.66)
Distributions from net realized gains               (0.46)      (1.17)      (0.04)      (0.53)      (3.79)
                                                   ------      ------      ------      ------      ------
Total distributions                                 (0.51)      (1.35)      (0.13)      (1.00)      (4.45)
                                                   ------      ------      ------      ------      ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                           1.66%       1.68%       1.56%       1.57%       1.60%
Net investment income                               0.27%       0.28%       2.70%       3.89%       2.74%
Portfolio turnover rate                               73%         48%         82%         35%        110%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                       --          --          --          --          --
Average amount of bank loans outstanding
  during the period (000 omitted)                      --          --          --          --          --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                        --          --          --          --          --
Average amount of debt per share
  during the period                                    --          --          --          --          --

^   Total return calculated for a period less than one year is not annualized.
^^ For the years ended 31st December 1996, 1997 and 1998, net investment income per share has been determined based on the weighted average shares outstanding method.
^^^ The inception dates for Class B and C were 26th May, 1998 and 19th May 1998, respectively.
* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements. Prior and subsequent period ratios exclude these amounts.
+   Period from 18th September, 1995 (inception) to 31st December, 1995.
++  Annualized.


                                       42
                                      ----
                 FOR MORE INFORMATION PLEASE CALL 800-426-4685

====================================================================================================================================
GAM INTERNATIONAL FUND
                                            CLASS B SHARES^^^     CLASS C SHARES^^^                    CLASS D SHARES
                                            -----------------     -----------------      -------------------------------------------
                                                   98                     98                 98         97        96         95+
                                            =================     =================      ===========================================
NET ASSET VALUE,
  beginning of period                            $33.39                 $32.61             $28.34     $23.07    $21.35     $20.46
                                                 ------                 ------             ------     ------    ------     ------
NET ASSET VALUE,
   end of period                                  30.41                  30.37             $29.92     $28.34    $23.07     $21.35
                                                 ======                 ======             ======     ======    ======     ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)               (8.92)%                (6.87)%             7.13%     28.78%     8.33%      9.26%

TOTAL NET ASSETS (000 omitted)                  $65,238                $78,452           $158,797    $99,283   $38,716     $8,714


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                      (0.20)^^               (0.20)^^           (0.04)^^   (0.01)^^   0.45^^     0.10
Net realized and unrealized gain/(loss)
  on investments                                  (2.78)                 (2.04)              2.03       6.59      1.32       1.78
                                                 ------                 ------             ------     ------    ------     ------
Total from investment operations                  (2.98)                 (2.24)              2.07       6.60      1.77       1.88
                                                 ------                 ------             ------     ------    ------     ------

LESS DISTRIBUTIONS
Dividends from net investment income                 --                     --              (0.03)     (0.16)    (0.01)     (0.46)
Distributions from net realized gains                --                     --              (0.46)     (1.17)    (0.04)     (0.53)
                                                 ------                 ------             ------     ------    ------     ------
Total distributions                                  --                     --              (0.49)     (1.33)    (0.05)     (0.99)
                                                 ------                 ------             ------     ------    ------     ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                          2.54%++                2.52%++            1.80%      1.82%     2.06%      2.22%++
Net investment income                             (1.10)%++              (1.14)%++           0.14%      0.05%     2.13%      1.90%++
Portfolio turnover rate                              73%                    73%                73%        48%       82%        35%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                     --                     --                 --         --        --         --
Average amount of bank loans outstanding
  during the period (000 omitted)                    --                     --                 --         --        --         --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                      --                     --                 --         --        --         --
Average amount of debt per share
  during the period                                  --                     --                 --         --        --         --


                                       43
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

IV. FINANCIAL HIGHLIGHTS continued

===============================================================================================================
GAM PACIFIC BASIN FUND
                                                                       CLASS A SHARES
                                                 ---------------------------------------------------------
                                                     98           97         96          95          94
                                                 =========================================================
NET ASSET VALUE,
  beginning of period                              $ 9.69      $15.26      $16.97      $17.62      $19.20
                                                   ------      ------      ------      ------      ------
NET ASSET VALUE,
   end of period                                   $ 8.23      $ 9.69      $15.26      $16.97      $17.62
                                                   ======      ======      ======      ======      ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)               (3.99)%    (30.00)%     (0.39)%       4.50%       7.41%

TOTAL NET ASSETS (000 omitted)                    $16,971     $23,046     $49,808     $53,944     $48,527


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                        (0.01)^^      0.00^^     0.04^^        --       (0.05)
Net realized and unrealized gain/(loss)
  on investments                                    (0.51)      (4.45)      (0.11)       0.61        1.36
                                                   ------      ------      ------      ------      ------
Total from investment operations                    (0.52)      (4.45)      (0.07)       0.61        1.31
                                                   ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                (0.22)         --       (0.74)         --          --
Distributions from net realized gains               (0.72)      (1.12)      (0.90)      (1.26)      (2.98)
                                                   ------      ------      ------      ------      ------
Total distributions                                 (0.94)      (1.12)      (1.64)      (1.26)      (2.98)
                                                   ------      ------      ------      ------      ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                           2.42%       1.98%       1.76%       1.98%       1.78%
Net investment income                             (0.11)%       0.02%       0.22%      (0.07)%     (0.35)%
Portfolio turnover rate                               55%         42%         46%         64%         29%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                       --      $2.102~         --          --          --
Average amount of bank loans outstanding
  during the period (000 omitted)                      --        $5.8~         --          --          --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                        --       3.265          --          --          --
Average amount of debt per share
  during the period                                    --      $0.002          --          --          --

^   Total return calculated for a period less than one year is not annualized.
^^ For the years ended 31st December 1996, 1997 and 1998, net investment income per share has been determined based on the weighted average shares outstanding method.
^^^ The inception dates for Class B and C were 26th May, 1998 and 1st June 1998, respectively.
* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements. Prior and subsequent period ratios exclude these amounts.
+   Period from 18th October, 1995 (inception) to 31st December, 1995.
++  Annualized.
~ The average daily interest rate during the period and at 31st December, 1997 was 8.69%.


                                       44
                                      ----
                 FOR MORE INFORMATION PLEASE CALL 800-426-4685

====================================================================================================================================
GAM PACIFIC BASIN FUND
                                            CLASS B SHARES^^^     CLASS C SHARES^^^                    CLASS D SHARES
                                            -----------------     -----------------      -------------------------------------------
                                                   98                     98                 98         97        96         95+
                                            =================     =================      ===========================================
NET ASSET VALUE,
  beginning of period                            $ 9.15                 $ 8.54             $ 9.62     $15.20    $16.96     $17.36
                                                 ------                 ------             ------     ------    ------     ------
NET ASSET VALUE,
   end of period                                 $ 8.96                 $ 8.12             $ 8.11     $ 9.62    $15.20     $16.96
                                                 ======                 ======             ======     ======    ======     ======
TOTAL RETURN FOR THE PERIOD ^
  (without deduction of sales load)               (0.35)%                (3.87)%            (4.64)%   (30.18)%   (1.19)%     2.35%
TOTAL NET ASSETS (000 omitted)                     $273                   $163             $1,051     $1,583    $1,878     $1,547

INCOME FROM INVESTMENT OPERATIONS
Net investment incomel(loss)                      (0.35)^^               (0.70)^^           (0.01)^^    0.01^^   (0.10)^^   (0.02)
Net realized and unrealized gain/(loss)
  on investments                                   0.32                   0.37              (0.53)     (4.47)    (0.11)      0.26
                                                 ------                 ------             ------     ------    ------     ------
Total from investment operations                  (0.03)                 (0.33)             (0.54)     (4.46)    (0.21)      0.24
                                                 ------                 ------             ------     ------    ------     ------

LESS DISTRIBUTIONS
Dividends from net investment income              (0.04)                    --              (0.25)        --     (0.65)        --
Distributions from net realized gains             (0.12)                 (0.09)             (0.72)     (1.12)    (0.90)     (0.64)
                                                 ------                 ------             ------     ------    ------     ------
Total distributions                               (0.16)                 (0.09)             (0.97)     (1.12)    (1.55)     (0.64)
                                                 ------                 ------             ------     ------    ------     ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                         9.39%++               20.34%++            2.53%      2.08%     2.28%      2.63%++
Net investment income                           (7.52)%++              (19.15)%++          (0.17)%    (0.09)%   (0.57)%    (1.49)%++
Portfolio turnover rate                             55%                    55%                55%        42%       46%        64%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                     --                     --                 --       $144^       --         --
Average amount of bank loans outstanding
  during the period (000 omitted)                    --                     --                 --       $0.4^       --         --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                      --                     --                 --        140        --         --
Average amount of debt per share
  during the period                                  --                     --                 --     $0.003        --         --



                                       45
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

IV. FINANCIAL HIGHLIGHTS continued

===============================================================================================================
GAM JAPAN CAPITAL FUND
                                                                       CLASS A SHARES
                                                 ---------------------------------------------------------
                                                     98           97         96          95          94+
                                                 =========================================================
NET ASSET VALUE,
  beginning of period                              $ 8.44      $ 9.39      $10.16      $ 9.62      $10.00
                                                   ------      ------      ------      ------      ------
NET ASSET VALUE,
   end of period                                   $ 7.65      $ 8.44      $ 9.39      $10.16      $ 9.62
                                                   ======      ======      ======      ======      ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)                 (2.75)%     (2.58)%      0.15%       6.45%      (3.77)%

TOTAL NET ASSETS (000 omitted)                    $22.654     $30,872     $36,504     $13,600      $9,406


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                        (0.06)^^    (0.10)^^    (0.05)^^    (0.07)       0.02
Net realized and unrealized gain/(loss)
  on investments                                    (0.16)      (0.11)       0.07        0.69       (0.40)
                                                   ------      ------      ------      ------      ------
Total from investment operations                    (0.22)      (0.21)      (0.02)       0.62        0.38
                                                   ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                   --          --       (0.70)      (0.05)         --
Distributions from net realized gains               (0.57)      (0.74)      (0.09)      (0.03)         --
                                                   ------      ------      ------      ------      ------
Total distributions                                 (0.57)      (0.74)      (0.79)      (0.08)         --
                                                   ------      ------      ------      ------      ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                           2.16%       2.15%       1.84%       3.61%**     2.19%++
Net investment income                              (0.78)%     (1.06)%     (0.50)%     (2.35)%     (0.70)%
Portfolio turnover rate                               59%         76%         23%        122%          7%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                       --          --          --          --          --
Average amount of bank loans outstanding
  during the period (000 omitted)                      --      $145.5^         --          --          --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                        --       3.074          --          --          --
Average amount of debt per share
  during the period                                    --      $0.047          --          --          --

=======================================================================================
GAM JAPAN CAPITAL FUND
                                            CLASS B SHARES^^^     CLASS C SHARES^^^
                                            -----------------     -----------------
                                                   98                     98
                                            =================     =================
NET ASSET VALUE,
  beginning of period                            $ 8.49                 $ 8.56
                                                 ------                 ------
NET ASSET VALUE,
   end of period                                 $ 8.11                 $ 8.12
                                                 ======                 ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)               (4.48)%                (5.14)%
TOTAL NET ASSETS (000 omitted)                     $665                   $954

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                      (0.19)^^               (0.15)^^
Net realized and unrealized gain/(loss)
  on investments                                  (0.19)                 (0.29)
                                                 ------                 ------
Total from investment operations                  (0.38)                 (0.44)
                                                 ------                 ------

LESS DISTRIBUTIONS
Dividends from net investment income                 --                     --
Distributions from net realized gains                --                     --
                                                 ------                 ------
Total distributions                                  --                     --
                                                 ------                 ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                         5.31%++                3.99%++
Net investment income                            (4.22)%++              (3.00)%++
Portfolio turnover rate                             59%                    59%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                     --                     --
Average amount of bank loans outstanding
  during the period (000 omitted)                    --                     --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                      --                     --
Average amount of debt per share
  during the period                                  --                     --

^   Total return calculated for a period less than one year is not annualized.
^^ For the years ended 31st December 1996, 1997 and 1998, net investment income per share has been determined based on the weighted average shares outstanding method.
^^^ The inception dates for Class B and C were 26th May, 1998 and 19th May 1998, respectively.
* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements. Prior and subsequent period ratios exclude these amounts.
** In the absence of expense reimbursement, for the period ended 31st December, 1995, expenses on an annualized basis would have represented 4.61% of the average net assets.
+   Period from 1st July, 1994 (inception) to 31st December, 1994
++  Annualized.
~ The average daily interest rate during the period and at 31st December, 1997 was 8.41%


                                       46
                                      ----
                 FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV. FINANCIAL HIGHLIGHTS continued

===============================================================================================================
GAM EUROPE FUND
                                                                       CLASS A SHARES
                                                 ---------------------------------------------------------
                                                     98           97         96          95          94
                                                 =========================================================
NET ASSET VALUE,
  beginning of period                              $12.57      $11.85      $10.04      $ 8.66      $ 8.93
                                                   ------      ------      ------      ------      ------
NET ASSET VALUE,
   end of period                                   $12.63      $12.57      $11.85      $10.04      $ 8.66
                                                   ======      ======      ======      ======      ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)                10.70%      27.55%      21.32%      16.77%     (3.11)%

TOTAL NET ASSETS (000 omitted)                    $49,631     $39,101     $25,127     $22,961     $32,233


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                        (0.03)^^    (0.02)^^    (0.07)^^    (0.07)         --
Net realized and unrealized gain/(loss)
  on investments                                     1.28        3.15        2.06        1.38       (0.27)
                                                   ------      ------      ------      ------      ------
Total from investment operations                     1.31        3.17        2.13        1.45       (0.27)
                                                   ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                (0.02)      (0.06)      (0.01)      (0.06)         --
Distributions from net realized gains               (1.23)      (2.39)      (0.31)      (0.01)         --
                                                   ------      ------      ------      ------      ------
Total distributions                                 (1.25)      (2.45)      (0.32)      (0.07)         --
                                                   ------      ------      ------      ------      ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                           2.06%       1.81%       1.89%       2.12%**     2.35%++
Net investment income                               0.24%       0.15%       0.59%       0.75%       0.06%
Portfolio turnover rate                              168%         80%         76%        145%         75%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                       --        $884~         --          --          --
Average amount of bank loans outstanding
  during the period (000 omitted)                     $44~~      $2.4~         --        $123          --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                     3,658       2,688          --         390          --
Average amount of debt per share
  during the period                                $0.012      $0.001          --       $0.32          --

=======================================================================================
GAM EUROPE FUND
                                            CLASS B SHARES^^^     CLASS C SHARES^^^
                                            -----------------     -----------------
                                                   98                     98
                                            =================     =================
NET ASSET VALUE,
  beginning of period                            $15.38                 $15.16
                                                 ------                 ------
NET ASSET VALUE,
   end of period                                 $12.82                 $12.70
                                                 ======                 ======
TOTAL RETURN FOR THE PERIOD ^
  (without deduction of sales load)             (9.82)%                (9.32)%
TOTAL NET ASSETS (000 omitted)                   $1,787                   $814

INCOME FROM INVESTMENT OPERATIONS
Net investment incomel(loss)                      (0.20)^^               (0.28)^^
Net realized and unrealized gain/(loss)
  on investments                                  (1.37)                 (1.19)
                                                 ------                 ------
Total from investment operations                  (1.57)                 (1.47)
                                                 ------                 ------

LESS DISTRIBUTIONS
Dividends from net investment income                 --                     --
Distributions from net realized gains             (0.99)                 (0.99)
                                                 ------                 ------
Total distributions                               (0.99)                 (0.99)
                                                 ------                 ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                         3.93%++                4.93%++
Net investment income                           (2.58)%++              (3.46)%++
Portfolio turnover rate                            168%                   168%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                     --                     --
Average amount of bank loans outstanding
  during the period (000 omitted)                    $2~~                   $1~~
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                      78                     40
Average amount of debt per share
  during the period (000 omitted)                $0.019                 $0.017

^   Total return calculated for a period less than one year is not annualized.
^^ For the years ended 31st December 1996, 1997 and 1998, net investment income per share has been determined based on the weighted average shares outstanding method.
^^^ The inception dates for Class B and C were 26th May, 1998 and 20th May 1998, respectively.
* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements. Prior and subsequent period ratios exclude these amounts.
++  Annualized.
~ The average daily interest rate during the period and at 31st December, 1997 was 8.69%^^.
~~  The average daily interest rate during the period was 8.65%.



                                       47
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

IV. FINANCIAL HIGHLIGHTS continued

===============================================================================================================
GAM NORTH AMERICA FUND
                                                                       CLASS A SHARES
                                                 ---------------------------------------------------------
                                                     98           97         96          95          94
                                                 =========================================================
NET ASSET VALUE,
  beginning of period                              $17.32      $13.56      $11.93      $ 9.14      $12.80
                                                   ------      ------      ------      ------      ------
NET ASSET VALUE,
   end of period                                   $16.74      $17.32      $13.56      $11.93      $ 9.14
                                                   ======      ======      ======      ======      ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)                29.44%      29.41%      24.10%      30.90%       2.97%

TOTAL NET ASSETS (000 omitted)                    $17,367     $10,966      $5,853      $5,981      $1,887


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                        (0.07)^^       --^^    (0.05)^^       --        0.04
Net realized and unrealized gain/(loss)
  on investments                                     4.76        3.99        2.93        2.83        0.23
                                                   ------      ------      ------      ------      ------
Total from investment operations                     4.69        3.99        2.88        2.83        0.27
                                                   ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                   --          --          --          --       (0.23)
Distributions from net realized gains               (5.27)      (0.23)      (1.25)      (0.04)      (3.70)
                                                   ------      ------      ------      ------      ------
Total distributions                                 (5.27)      (0.23)      (1.25)      (0.04)      (3.93)
                                                   ------      ------      ------      ------      ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                           2.10%       1.94%       2.61%       2.98%       2.54%
Net investment income                             (0.34)%       0.00%     (0.39)%       0.01%       0.37%
Portfolio turnover rate                               70%         15%          9%          9%          3%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                       --          --          --          --          --
Average amount of bank loans outstanding
  during the period (000 omitted)                     $68^^        --          --          --          --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                       797          --          --          --          --
Average amount of debt per share
  during the period (000 omitted)                  $0.085          --          --          --          --



=======================================================================================
GAM NORTH AMERICA FUND
                                            CLASS B SHARES^^^     CLASS C SHARES^^^
                                            -----------------     -----------------
                                                   98                     98
                                            =================     =================
NET ASSET VALUE,
  beginning of period                            $20.08                 $21.58
                                                 ------                 ------
NET ASSET VALUE,
   end of period                                 $16.87                 $16.58
                                                 ======                 ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)             (9.68)%                  0.69%
TOTAL NET ASSETS (000 omitted)                     $969                 $1,142

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                      (0.57)^^               (0.44)^^
Net realized and unrealized gain/(loss)
  on investments                                   2.17                   0.25
                                                 ------                 ------
Total from investment operations                   1.60                  (0.19)
                                                 ------                 ------

LESS DISTRIBUTIONS
Dividends from net investment income                 --                     --
Distributions from net realized gains             (4.81)                 (4.81)
                                                 ------                 ------
Total distributions                               (4.81)                 (4.81)
                                                 ------                 ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                         7.56%++                8.16%++
Net investment income                           (5.81)%++              (6.50)%++
Portfolio turnover rate                             70%                    70%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                     --                     --
Average amount of bank loans outstanding
  during the period (000 omitted)                    --                     --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                      --                     --
Average amount of debt per share
  during the period (000 omitted)                    --                     --

^   Total return calculated for a period less than one year is not annualized.
^^ For the years ended 31st December 1996, 1997 and 1998, net investment income per share has been determined based on the weighted average shares outstanding method.
^^^ The inception dates for Class B and C were 26th May, 1998 and 7th July,
    1998, respectively.
* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements. Prior and subsequent period ratios exclude these amounts.
** In the absence of expense reimbursement, expenses on an annualized basis would have represented 3.27% and 5.81% of the average net assets, respectively to the years ended 31st December 1995 and 1994.
++  Annualized.
~~  The average daily interest rate during the period was 8.63%.


                                       48
                                      ----
                 FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV. FINANCIAL HIGHLIGHTS continued

===================================================================================================
GAMERICA CAPITAL FUND
                                                                       CLASS A SHARES
                                                 -------------------------------------------------
                                                     98           97         96          95+
                                                 =================================================
NET ASSET VALUE,
  beginning of period                              $13.43      $10.82      $10.03      $10.00
                                                   ------      ------      ------      ------
NET ASSET VALUE,
   end of period                                   $17.08      $13.43      $10.82      $10.03
                                                   ======      ======      ======      ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)                30.59%      37.28%      18.31%       1.38%

TOTAL NET ASSETS (000 omitted)                    $11,469      $3,799      $1,924      $3,029


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                        (0.01)^^    (0.24)^^    (0.42)^^     0.07
Net realized and unrealized gain/(loss)
  on investments                                     4.08        4.23        2.22        0.07
                                                   ------      ------      ------      ------
Total from investment operations                     4.07        3.99        1.80        0.14
                                                   ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                   --          --          --       (0.07)
Distributions from net realized gains               (0.42)      (1.38)      (1.01)      (0.04)
                                                   ------      ------      ------      ------
Total distributions                                 (0.42)      (1.38)      (1.01)      (0.11)
                                                   ------      ------      ------      ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                           2.46%       3.45%       5.16%**     3.73%++**
Net investment income                              (0.03)%     (2.04)%     (3.79)%      1.36%++
Portfolio turnover rate                               29%         22%         27%         11%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                       --          --          --          --
Average amount of bank loans outstanding
  during the period (000 omitted)                      --          --          --          --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                        --          --          --          --
Average amount of debt per share
  during the period                                    --          --          --          --



=======================================================================================
GAM NORTH AMERICA FUND
                                            CLASS B SHARES^^^     CLASS C SHARES^^^
                                            -----------------     -----------------
                                                   98                     98
                                            =================     =================
NET ASSET VALUE,
  beginning of period                            $16.57                 $16.57
                                                 ------                 ------
NET ASSET VALUE,
   end of period                                 $17.26                 $17.13
                                                 ======                 ======
TOTAL RETURN FOR THE PERIOD^
  (without deduction of sales load)               5.13%                  4.34%
TOTAL NET ASSETS (000 omitted)                     $995                 $1,181

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                      (0.26)^^               (0.37)^^
Net realized and unrealized gain/(loss)
  on investments                                   1.10                   1.08
                                                 ------                 ------
Total from investment operations                   0.84                   0.71
                                                 ------                 ------

LESS DISTRIBUTIONS
Dividends from net investment income                 --                     --
Distributions from net realized gains             (0.15)                 (0.15)
                                                 ------                 ------
Total distributions                               (0.15)                 (0.15)
                                                 ------                 ------

RATIOS TO AVERAGE NET ASSETS
Expenses*                                         5.19%++                7.15%++
Net investment income                            (2.74)%++              (4.77)%++
Portfolio turnover rate                             29%                    29%

BANK LOANS
Amount outstanding
  at end of period (000 omitted)                     --                     --
Average amount of bank loans outstanding
  during the period (000 omitted)                    --                     --
Average number of shares outstanding
  during the period (monthly average)
  (000 omitted)                                      --                     --
Average amount of debt per share
  during the period (000 omitted)                    --                     --

^   Total return calculated for a period less than one year is not annualized.
^^ For the years ended 31st December 1996, 1997 and 1998, net investment income per share has been determined based on the weighted average shares outstanding method.
^^^ The inception dates for Class B and C were 26th May, 1998.
* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements. Prior and subsequent period ratios exclude these amounts.
** In the absence of expense reimbursement expenses on a annualized would have represented 6.16% and 4.73% of the average net assets basis respectively, for the years ended 31st December 1996 and 1995.
+   Period from 12th May, 1995 (inception) to 31st December, 1995.
++  Annualized.

                                       49
                                      ----
                 GAM FUNDS INC PROSPECTUS / FINANCIAL HIGHLIGHTS

GAM FUNDS, INC. - PURCHASE APPLICATION

Please mail in the enclosed envelope to: GAM Funds, Inc., c/o Boston Financial Data Services, P.O. Box 9137, Boston, MA 02205-9775 (66 Brooks Drive, Braintree, MA 02184-3839 for express mail services) with your check or money order payable to "GAM Funds, Inc." To make payment by wire, please notify Boston Financial Data Services at (800) 426-4685 or (617) 483-5000 of the incoming wire and to receive a wire reference number. Instruct your bank to wire the funds with the assigned reference number to: State Street Bank and Trust Company, ABA# 011000028 for account of GAM ["Fund Name"] Fund Subscription DDA #9905-414-0.

--------------------------------------------------------------------------------
  ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
n JOINT TENANT REGISTRATION will be as "joint tenants with the right of survivorship" and not as "tenants in common" unless specified, and both registrants should sign this application.

n TRUST REGISTRATIONS should specify the name of the trust, trustee(s), beneficiary(ies), date of trust instrument, and the trustee, or other fiduciary, should sign this application.

n UNIFORM GIFTS/TRANSFERS TO MINORS REGISTRATION should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number and the custodian should sign this application.)

n INSTITUTIONAL REGISTRATIONS should be in the name of the institution, and an officer should sign, indicating corporate or partnership office or title, this application.

n   For an INDIVIDUAL  RETIREMENT  ACCOUNT  (IRA),  a different  application  is
    required.   Please   call  (800)   426-4685   ext.  1  or  your   investment
    representative to obtain an IRA application.

Registration Type: (Choose One)         o Individual           o Gift/Transfer to Minor       o Other_________________________
                                        o Joint Tenants        o Trust

INVESTOR(S) INFORMATION                        OWNER                                            JOINT OWNER

Name                     _________________________________________________   _________________________________________________

Address                  _________________________________________________   _________________________________________________

                         _________________________________________________   _________________________________________________

City/State/Zip           _________________________________________________   _________________________________________________
Taxpayer ID/Social
Security Number          _________________________________________________   _________________________________________________

Date of Birth            _________________________________________________   _________________________________________________

Daytime Phone            (______)_________________________________________   _________________________________________________

--------------------------------------------------------------------------------
  INVESTMENT SELECTION
--------------------------------------------------------------------------------
The minimum initial investment is $5,000 per fund and subsequent investments are $100 per fund.

                                  INVESTMENT        CLASS  CLASS   CLASS  CLASS
                                    AMOUNT            A      B       C      D
GAM Global Fund:             $___________________     o      o       o      o
GAM International Fund:      $___________________     o      o       o      o
GAM Pacific Basin Fund:      $___________________     o      o       o      o
GAM Japan Capital Fund:      $___________________     o      o       o
GAM Europe Fund:             $___________________     o      o       o
GAM North America Fund:      $___________________     o      o       o
GAMerica Capital Fund:       $___________________     o      o       o
GAM Money Market Account:    $___________________     o      o       o      o

CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS
All dividends and capital gains distributions will be reinvested in additional shares of the same class of the same Fund unless the appropriate boxes below are checked:

       o Pay dividends in cash       o Pay capital gains distributions in cash

--------------------------------------------------------------------------------
INVESTMENT ADVISOR/BROKER (IF APPLICABLE)
--------------------------------------------------------------------------------

Representative's  Name__________________________________________________________

Representative's Number_________________________________________________________

Representative's Phone Number (______)__________________________________________

Firm Name ______________________________________________________________________

Branch Address _________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

Branch Number __________________________________________________________________


--------------------------------------------------------------------------------
ADDITONAL FEATURES AVAILABLE
--------------------------------------------------------------------------------

TELEPHONE PRIVILEGES
By checking any box, you authorize the Funds or their agents to honor telephone or facsimile requests from you after you have reasonably identified yourself.
o Telephone Exchange -- Exchange shares of any Fund for shares of any other Fund in the same class.
o Telephone Redemption -- Redemption of shares by telephone.

WIRE TRANSFER
Please complete wiring instructions below if you wish to be able to instruct the Funds to wire redemption proceeds. A nominal fee will be deducted from the redemption proceeds.

Bank Name_______________________________________________________________________

Name on Account_________________________________________________________________

Bank Address____________________________________________________________________

ABA #___________________________________________________________________________

Account # ______________________________________________________________________

________________________________________________________________________________

* The ABA # is the nine-digit number that precedes your account number along the bottom of your check.
** Savings and loan associations or credit unions may not be able to receive wire redemptions.

AUTOMATIC INVESTMENT PLAN (OPTIONAL)
By completing the section below you authorize the Fund's Agent to initiate Automated Clearing House ("ACH") debits on the 25th day of each month or the next business day. Please attach a voided check.

Fund                         Investment Amount      Monthly   or   Quarterly

______________________    $______________________      o               o

______________________    $______________________      o               o

Bank Name_______________________________ ABA #*_________________________________

Name on Account_________________________ Account #______________________________

Bank Address (City, State Only)_________________________________________________

* The ABA # is the nine-digit number that precedes your account number along the bottom of your check.

SYSTEMATIC WITHDRAWAL PLAN*  (OPTIONAL)
By completing the section below you authorize the Fund's Agent to redeem the necessary number of shares from your account in order to make periodic payments. The minimum is $100 per Fund.

                                                                    Choose One

Fund                       Withdrawal Amount        Monthly     Quarterly    Semi-annually     Annually

________________________   $______________________    o            o              o              o

________________________   $______________________    o            o              o              o

o Credit to bank account as designated under Wire Transfer or o Send check to name and address of account registration

* This request for Systematic Withdrawal Plan must be received by the 18th day of the month in which you wish withdrawals to begin. Redemption of shares will occur on the 25th day of the month prior to payment or the next business day.

STATEMENT OF INTENTION (OPTIONAL)
o I/we agree to the Statement of Intention and Escrow Agreement set forth below. Although I/we am/are not obligated to do so, I/we intend to invest in the Funds over a 13-month period at least:

         o  $100,000    o  $300,000    o  $600,000    o  $1,000,000

RIGHT OF ACCUMULATION (OPTIONAL)

o I/we qualify for the Right of Accumulation described in the Prospectus. (Please identify in whose name shares are registered, in which Fund(s), the shareholder's account number, and the shareholder's relationship to you):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NET ASSET VALUE ELIGIBILITY

o Check here if eligible for waiver of sales load. (Reason must be stated or sales load will be incurred.)

Specify reason__________________________________________________________________

AGREEMENT AND SIGNATURE(S)

1. I/we have received, read and carefully reviewed a copy of the Funds' prospectus.

2. All share purchases are subject to acceptance and are governed by New York law.

3. I/we authorize you to honor redemption requests by telephone or facsimile, if so elected above.

4. I/we authorize you to accept telephone or facsimile exchange instructions, if so elected above.

5.   I/we authorize you to wire proceeds of redemptions, if so elected above.

6. I/we hereby agree that neither the Company nor Boston Financial Data Services will be liable for any loss, liability or expense as a result of any action taken upon instructions believed by it to be genuine and which were in accordance with the procedures set forth in the prospectus.

--------------------------------------------------------------------------------

    ______ U.S.  CITIZEN/TAXPAYER:  UNDER PENALTY OF PERJURY,  I/WE CERTIFY THAT
    (1) THE NUMBER SHOWN ON THIS FORM IS MY/OUR CORRECT TAXPAYER IDENTIFICATION NUMBER AND (2) I/WE AM/ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE AM/ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR THE INTERNAL REVENUE SERVICE HAS NOTIFIED ME/US THAT I/WE AM/ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (IF YOU HAVE BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING, STRIKE OUT PHRASE (2) ABOVE.) THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE PRECEDING CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

    ______ NON-U.S. CITIZENS/TAXPAYER: INDICATED COUNTRY OF RESIDENCE FOR TAX
           PURPOSES____________________________________

    UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT WE ARE NOT U.S. CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY INTERNAL REVENUE SERVICE.

--------------------------------------------------------------------------------

X_______________________________________   X____________________________________

X_______________________________________   X____________________________________

SIGNATURE(S) OF ALL APPLICANTS REGISTERED ABOVE - Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for corporation, trust, custodial account, etc.). Date______________________________

STATEMENT OF INTENTION

If you anticipate investing $100,000 or more in shares of the Funds within a 13-month period, you may obtain a reduced sales load as though the total quantity were invested in one lump sum by filing a Statement of Intention within 90 days of the start of the purchases. To ensure that the reduced price will be received on future purchases, you must inform Boston Financial Data Services that this Statement is in effect each time shares are purchased.

Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the application, as described in the prospectus. You are not committed to purchase additional shares, but if your purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, you will pay the increased amount of the sales load prescribed in the Escrow Agreement. Neither dividends nor capital gain distributions invested in additional shares will apply toward the competition of this Statement. If the total purchases under this Statement are large enough to qualify for an even lower sales load than that applicable to the amount specified in the Statement, then you must notify the Transfer Agent and all transactions will then be recomputed at the expiration date of this Statement to give effect to the lower load. Any difference in sales load as a result of these additional purchases will be applied to the purchase of additional shares at the lower load if specified by you or refunded to you in cash if you so specify.

This Statement is not effective until accepted by the Company.

ESCROW AGREEMENT

Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by Boston Financial Data Services in the form of shares registered in your name. All dividends and capital gain distributions on escrowed shares will be paid to you or to your order. When the minimum investment so specified is completed, the escrowed shares will be released. If the investment is not completed, the Company will redeem an appropriate number of the escrowed shares in order to realize any difference between the sales load on the amount specified and on the amount actually attained. Shares remaining after any such redemption will be released from escrow.

In signing the application, you irrevocably constitute and appoint Boston Financial Data Services your attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

MORE INFORMATION ABOUT THE FUNDS




THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION (SAI) gives more detailed information about the Funds, and is incorporated by reference into this prospectus.

ANNUAL AND  SEMI-ANNUAL  REPORTS  published for each of these Funds  describe in
detail  the  Funds'   performance  and  the  market  conditions  and  investment strategies that contributed to that performance.

FOR COPIES OF SAIS OR ANNUAL REPORTS FREE OF CHARGE, CALL THE FUNDS AT THE TELEPHONE NUMBER BELOW, OR...

o  Go to the Public Reference Room of the Securities and Exchange Commission.

o Call the SEC at (800) SEC-0330, or write to them at the Public Reference Room, Washington, D.C. 20549-6009, and ask them to send you a copy. There is a fee for this service.

o  Download documents from the SEC's Internet website at http://www.sec.gov


GAM has authorized the use of information in this Prospectus, and only the information in this prospectus, as an accurate representation of the Funds offered in this Prospectus. This Prospectus may not be used or regarded as an offer of the Funds in any jurisdiction where (or to any person for whom) such an offer would be unlawful.





                                 GAM FUNDS, INC.

                              135 East 57th Street
                               New York, NY 10022
                     Tel: (800) 426-4685 Fax: (212) 407-4684
                          Internet: http://www.gam.com

================================================================================

SEC Registration Number: 002-92136

                           GLOBAL ASSET MANAGEMENT(R)

                                 GAM Funds, Inc.

                              135 East 57th Street
                               New York, NY 10022
                     Tel: (212) 407-4600/Fax: (212) 407-4684

                       Statement of Additional Information

                                 April 30, 1999


     This Statement of Additional Information pertains to the funds listed below, each of which is a separate series of common stock of GAM Funds, Inc. (the "Company"), a diversified open-end management investment company. Each series of the Company represents a separate portfolio of securities (each a "Fund" and collectively the "Funds"). The investment objective of each Fund is to seek long term capital appreciation through investment primarily in equity securities. Each Fund seeks to achieve its objective by investing primarily within a particular geographic region in accordance with its own investment policy. There is no assurance that the Funds will achieve their objective.

     The Funds are managed by GAM International Management Limited ("GAM"). Fayez Sarofim & Co. ("Sarofim") serves as co-investment adviser to the GAM North America Fund. (GAM and Sarofim are collectively referred to as the "Investment Advisers".) GAM Services, Inc. ("GAM Services"), an affiliate of GAM, serves as the principal underwriter for the Funds' securities.

          GAM Global Fund invests primarily in the United States, Europe, the Pacific Basin, and Canada.

          GAM International Fund invests primarily in Europe, the Pacific Basin and Canada.

          GAM Pacific Basin Fund invests primarily in the Pacific Basin, including Japan, Hong Kong, Korea, Taiwan, Singapore, Malaysia, Thailand, Indonesia and Australia.

          GAM Japan Capital Fund invests primarily in Japan.

          GAM Europe Fund invests primarily in Europe.

          GAM North America Fund invests primarily in the United States and Canada.

          GAMerica Capital Fund invests primarily in the United States.

     This Statement of Additional Information, which should be kept for future reference, is not a prospectus. It should be read in conjunction with the Prospectus of the Funds, dated April 30, 1999 which can be obtained without cost upon request at the address indicated above.

     The Funds' 1998 Annual Report to Shareholders is incorporated by reference in this Statement of Additional Information.

--------------------------------------------------------------------------------
                                Table of Contents
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES .......................................    3
Rating of Securities ......................................................    3
United States Government Obligations ......................................    3
Repurchase Agreements .....................................................    3
Options ...................................................................    4
Stock Index Futures and Options ...........................................    4
Interest Rate Futures and Options .........................................    5
Foreign Currency Transactions .............................................    6
Lending Portfolio Securities ..............................................    7
Warrants ..................................................................    7
Borrowing .................................................................    7
Restricted Securities .....................................................    8
Future Developments .......................................................    8
Fundamental Investment Restrictions .......................................    8
Risk Considerations .......................................................    9
Portfolio Turnover ........................................................   10

MANAGEMENT OF THE COMPANY .................................................   10
Compensation of Directors and Executive Officers ..........................   11
Principal Holders of Securities ...........................................   12

INVESTMENT ADVISORY AND OTHER SERVICES ....................................   18
Investment Advisers .......................................................   18
Investment Advisory Contracts .............................................   19
Advisory Fees .............................................................   20
Principal Underwriter and Plans of Distribution ...........................   20
Custodian and Administrator ...............................................   23
Transfer Agent ............................................................   24
Legal Counsel .............................................................   24
Independent Accountants ...................................................   24
Reports to Shareholders ...................................................   24

BROKERAGE ALLOCATION ......................................................   24

SHAREHOLDER INFORMATION ...................................................   25
Sales Charge Reductions and Waivers .......................................   25
Waivers of Front-End Sales Charges ........................................   25
Contingent Deferred Sales Charge Waivers ..................................   25
Conversion Feature ........................................................   26

NET ASSET VALUE, DIVIDENDS AND TAXES ......................................   26
Net Asset Value ...........................................................   26
Suspension of the Determination of Net Asset Value ........................   27
Tax Status ................................................................   27

PERFORMANCE INFORMATION ...................................................   28

DESCRIPTION OF SHARES .....................................................   29

FINANCIAL STATEMENTS ......................................................   30

--------------------------------------------------------------------------------
                       Investment Objective and Strategies
--------------------------------------------------------------------------------

     The investment objective and strategies of each Fund are described in the Prospectus under the heading "Investment Objective and Strategies and Risk Considerations." Set forth below is additional information with respect to the investment objective and strategies of each Fund.

     Rating of Securities. Each Fund may invest a substantial portion of its assets in debt securities issued by companies or governments and their agencies and instrumentalities if it determines that the long-term capital appreciation of such debt securities may equal or exceed the return on equity securities. Each Fund is not required to maintain any particular proportion of equity or debt securities in its portfolio. Any dividend or interest income realized by a Fund on its investments will be incidental to its goal of long-term capital appreciation. The debt securities (bonds and notes) in which the Funds may invest are not required to have any rating. Each Fund may, for temporary defensive purposes, invest in debt securities (with remaining maturities of five years or less) issued by companies and governments and their agencies and instrumentalities and in money market instruments denominated in currency of the United States or foreign nations.

     None of the Funds will commit more than 5% of its assets, determined at the time of investment, to investments in debt securities which are rated lower than "investment grade" by a rating service. Debt securities rated lower than "investment grade," also known as "junk bonds," are those debt securities not rated in one of the four highest categories by a rating service (e.g., bonds rated lower than BBB by Standard & Poor's Corporation ("S&P") or lower than Baa by Moody's Investors Services, Inc. ("Moody's"). Junk bonds, and debt securities rated in the lowest "investment grade," have speculative characteristics, and changes in economic circumstances or other circumstances are more likely to lead to a weakened capacity on the part of issuers of such lower rated debt securities to make principal and interest payments than issuers of higher rated investment grade bonds. Developments such as higher interest rates may lead to a higher incidence of junk bond defaults, and the market in junk bonds may be more volatile and illiquid than that in investment grade bonds. A decrease in the ratings of debt securities held by a Fund may cause the Fund to have more than 5% of its assets invested in debt securities which are not "investment grade". In such a case, the Fund will not be required to sell such securities.

     United States Government Obligations. The Funds may invest in securities of the United States government, its agencies and instrumentalities. United States government securities include United States Treasury obligations, which include United States Treasury bills, United States Treasury notes and United States Treasury bonds; and obligations issued or guaranteed by United States government agencies and instrumentalities. Agencies and instrumentalities include the Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Bank, Student Loan Marketing Association, Federal National Mortgage Association and Government National Mortgage Association.

     Repurchase Agreements. Each Fund may, for temporary defensive purposes, invest in repurchase agreements. In such a transaction, at the same time a Fund purchases a security, it agrees to resell it to the seller and is obligated to redeliver the security to the seller at a fixed price and time. This establishes a yield during the Fund's holding period, since the resale price is in excess of the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for a Fund to invest temporarily available cash. Repurchase agreements may be considered loans to the seller collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the delivery date; in the event of a default the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The collateral is marked-to-market daily and the Investment Advisers monitor the value of the collateral in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon sum to be paid to a Fund. If the seller were to be subject to a United States bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions in the bankruptcy law. Each Fund may only enter into repurchase agreements with domestic or foreign securities dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Directors. Options.

     Each Fund may invest up to 5% of its net assets in options on equity or debt securities or securities indices and up to 10% of its net assets in warrants, including options and warrants traded in over-the-counter markets. An option on a security gives the owner the right to acquire ("call option") or dispose of ("put option") the underlying security at a fixed price (the "strike price") on or before a specified date in the future. A warrant is equivalent to a call option written by the issuer of the underlying security.

     Each Fund may write covered call options on securities in an amount equal to not more than 100% of its net assets and secured put options in an amount equal to not more than 50% of its net assets. A call option written by a Fund is "covered" if the Fund owns the underlying securities subject to the option or it the Fund holds a call at the same exercise price, for the same period and on the same securities as the call written. A put option will be considered "secured" if a Fund segregates liquid assets having a value equal to or greater than the exercise price of the option, or if the Fund holds a put at the same exercise price, for the same period and on the same securities as the put written.

     The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on a Fund's portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing secured put options is to realize income in the form of premiums. The writer of a secured put option accepts the risk of a decline in the price of the underlying security. A Fund may invest up to 5% of its net assets in options on securities or indices including options traded in over-the-counter markets.

     Although each Fund generally will purchase or write only those options for which it believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     The success of each Fund's options trading activities will depend on the ability of the Investment Advisers to predict correctly future changes in the prices of securities. Purchase or sale of options to hedge each Fund's existing securities positions is also subject to the risk that the value of the option purchased or sold may not move in perfect correlation with the price of the underlying security. The greater leverage in options and futures trading may also tend to increase the daily fluctuations in the value of a Fund's shares.

     Stock Index Futures and Options. Each Fund may purchase and sell stock index futures contracts, and purchase, sell and write put and call options on stock index futures contracts, for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market value of the stocks included in the index. An option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call option, or less than, in the case of a put option, the strike price of the option. Some stock index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index, such as the Standard & Poor's 100. In the case of a stock index future, the seller of the futures contract is obligated to deliver, and the purchaser obligated to take, an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. If the assets of a Fund are substantially invested in equity securities, the Fund might sell a futures contract based on a stock index which is expected to reflect changes in prices of stocks in the Fund's portfolio in order to hedge against a possible general decline in market prices. A Fund may similarly purchase a stock index futures contract to hedge against a possible increase in the price of stocks before the Fund is able to invest cash or cash equivalents in stock in an orderly fashion.

     The effectiveness of trading in stock index futures and options as a hedging technique will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected.

Because the value of an index future or option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase, sale or writing of a stock index future or option depends upon movements in the level of stock prices in the stock market generally, or in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.

     Successful use of stock index futures by the Funds also is subject to the ability of the Investment Adviser to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions.

     Each Fund may purchase and sell commodity futures contracts, and purchase, sell or write options on futures contracts, for bona fide hedging purposes or otherwise in accordance with applicable rules of the Commodity Futures Trading Commission (the "CFTC"). CFTC rules permit an entity such as a Fund to acquire commodity futures and options as part of its portfolio management strategy, provided that the sum of the amount of initial margin deposits and premiums paid for unexpired commodity futures contracts and options would not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on such contracts it has entered into. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

     When a Fund enters into a futures contract or writes an option on a futures contract, it will instruct its custodian to segregate cash or liquid securities having a market value which, when added to the margin deposited with the broker or futures commission merchant, will at all times equal the purchase price of a long position in a futures contract, the strike price of a put option written by the Fund, or the market value (marked-to-market daily) of the commodity underlying a short position in a futures contract or a call option written by the Fund, or the Fund will otherwise cover the transaction.

     Interest Rate Futures and Options. Each Fund may hedge against the possibility of an increase or decrease in interest rates adversely affecting the value of securities held in its portfolio by purchasing or selling a futures contract on a specific debt security whose price is expected to reflect changes in interest rates. However, if a Fund anticipates an increase in interest rates and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures position.

     A Fund may purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates. A Fund will sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be a correlation between price movements in the options on interest rate futures and price movements in the portfolio securities of the Fund which are the subject of the hedge. In addition, a Fund's purchase of such options will be based upon predictions as to anticipated interest rate trends, which could prove to be inaccurate. The potential loss related to the purchase of an option on an interest rate futures contracts is limited to the premium paid for the option.

     Although each Fund intends to purchase or sell commodity futures contracts only if there is an active market for each such contract, no assurance can be given that a liquid market will exist for the contracts at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     Foreign Currency Transactions. Since investments in foreign securities will usually involve currencies of foreign countries, and since each Fund may temporarily hold funds in foreign or domestic bank deposits in foreign currencies during the completion of investment programs, the value of the assets of each Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission.

     Each Fund may enter into forward foreign exchange contracts for speculative purposes and under the following circumstances: When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on such a security which it purchases or already holds, it may desire to "lock-in" the United States dollar price of the security or the United States dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the United States dollar and the subject foreign currency during the period between the date the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which payment is made or received.

     If it is believed that the currency of a particular foreign country may suffer a substantial decline against the United States dollar or another currency, a Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

     The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Each Fund will place cash or liquid securities in a separate custody account of the Fund with the Company's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the hedge contracts or otherwise cover such transactions. The securities placed in the separate account will be marked-to-market daily. If the value of the securities placed in the separate account declines, additional cash or liquid securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's uncovered commitments with respect to such contracts.

     At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may also purchase an "offsetting" contract prior to the maturity of the underlying contract. There is no assurance that such an "offsetting" contract will always be available to a Fund.

     It is impossible to forecast with absolute precision what the market value of portfolio securities will be at the expiration of a related forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of a security being sold is less than the amount of foreign currency the Fund is obligated to deliver. Conversely, a Fund may sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Advisers. Hedging the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The Funds may purchase or sell options to buy or sell foreign currencies and options on foreign currency futures, or write such options, as a substitute for entering into forward foreign exchange contracts in the circumstances described above. For example, in order to hedge against the decline in value of portfolio securities denominated in a specific foreign currency, a Fund may purchase an option to sell, for a specified amount of dollars, the amount of foreign currency represented by such portfolio securities. In such case, the Fund will pay a "premium" to acquire the option, as well as the agreed exercise price if it exercises the option.

     Although each Fund values its assets daily in terms of United States dollars, the Funds do not intend to convert their foreign currency holdings into United States dollars on any regular basis. A Fund may so convert from time to time, and thereby incur certain currency conversion charges. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Lending Portfolio Securities. Each Fund may lend its portfolio securities to brokers, dealers and financial institutions considered creditworthy when secured by collateral maintained on a daily marked-to-market basis in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. A Fund may at any time call the loan and obtain the return of the securities loaned. No such loan will be made which would cause the aggregate market value of all securities lent by a Fund to exceed 15% of the value of the Fund's total assets. The Fund will continue to receive the income on loaned securities and will, at the same time, earn interest on the loan collateral. Any cash collateral received under these loans will be invested in short-term money market instruments.

     Warrants. Each Fund may purchase warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Each Fund may invest up to 10% of its net assets, valued at the lower of cost or market value, in warrants (other than those that have been acquired in units or attached to other securities), including warrants not listed on American or foreign stock exchanges. Prices of warrants do not move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund will lose its entire investment in such warrant.

     Borrowing. Each Fund may borrow from banks for temporary emergency purposes. Each Fund will maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a

Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio holdings at the time.

     Borrowing money, also known as leveraging, will cause a Fund to incur interest charges, and may increase the effect of fluctuations in the value of the investments of the Fund on the net asset value of its shares. A Fund will not purchase additional securities for investment while there are bank borrowings outstanding representing more than 5% of the total assets of the Fund.

     Restricted Securities. The Funds may purchase securities that are not registered for sale to the general public in the United States, but which can be resold to institutional investors in the United States, including securities offered pursuant to Rule 144A adopted by the United States Securities and Exchange Commission ("SEC"). If a dealer or institutional trading market in such securities exists, either within or outside the United States, these restricted securities will not be treated as illiquid securities for purposes of the Funds' investment restrictions. The Board of Directors will establish standards for determining whether or not 144A securities are liquid based on the level of trading activity, availability of reliable price information and other relevant considerations. The Funds may also purchase privately placed restricted securities for which no institutional market exists. The absence of a trading market may adversely affect the ability of the Funds to sell such illiquid securities promptly and at an acceptable price, and may also make it more difficult to ascertain a market value for illiquid securities held by the Funds.

     Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and other derivative financial instruments which are developed in the future, to the extent such opportunities are both consistent with each Fund's investment objective and permitted by applicable regulations. The Funds' Prospectus and Statement of Additional Information will be amended or supplemented, if appropriate in connection with any such practices.

     Fundamental Investment Restrictions. Each Fund has adopted certain investment restrictions which cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "Act"), this means the lesser of (a) 67% or more of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

     In accordance with these restrictions, each Fund may not:

     (1) With respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer (other than the United States government, its agencies and instrumentalities) or purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer. (For this purpose all outstanding debt securities of an issuer are considered as one class, and all preferred stocks of an issuer are considered as one class.)

     (2) Invest for the purpose of exercising control or management of another company.

     (3) Invest in real estate (including real estate limited partnerships), although a Fund may invest in marketable securities which are secured by real estate and securities of companies which invest or deal in real estate.

     (4) Concentrate more than 25% of the value of its total assets in any one industry (including securities of non-United States governments).

     (5) Make loans, except that this restriction shall not prohibit (1) the purchase of publicly distributed debt securities in accordance with a Fund's investment objectives and policies, (2) the lending of portfolio securities, and
(3) entering into repurchase agreements.

     (6) Borrow money, except from banks for temporary emergency purposes and, in no event, in excess of 33 1/3% of its total assets at value or cost, whichever is less; or pledge or mortgage its assets or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

     (7) Underwrite securities issued by others except to the extent the Company may be deemed to be an underwriter, under the Federal securities laws, in connection with the disposition of its portfolio securities.

     (8) Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, reorganization or acquisition of assets or (b) a Fund may purchase securities of closed-end investment companies up to
(i) 3% of the outstanding voting stock of any one investment company (including for this purpose investments by any other series of the Company), (ii) 5% of the total assets of the Fund with respect to any one investment company and (iii) 10% of the total assets of the Fund in the aggregate.

     (9) Participate on a joint or a joint and several basis in any trading account in securities.

     (10) Issue senior securities (as defined in the Act), other than as set forth in paragraph 6.

     (11) Invest in commodities or commodity futures contracts, except that each Fund may enter into forward foreign exchange contracts and may invest up to 5% of its net assets in initial margin or premiums for futures contracts or options on futures contracts.

     Non-Fundamental Investment Restrictions. Each Fund has also adopted certain investment restrictions which are deemed non-fundamental which cannot be changed without a vote of the majority of the Fund Directors. In addition to non-fundamental restrictions stated elsewhere, each Fund may not:

     (1) Make short sales of securities on margin, except for such short-term credits as are necessary for the clearance of transactions. (Management may recommend to the Board removal of this restriction.)

     (2) Invest more than 15% of the Fund's net assets in securities which cannot be readily resold to the public because there are no market quotations readily available because of legal or contractual restrictions or because there are no market quotations readily available or in other "illiquid securities" (including non-negotiable deposits with banks and repurchase agreements of a duration of more than seven days).

     If a percentage restriction (other than the restriction on borrowing in paragraph 6) is adhered to at the time of investment, a subsequent increase or decrease in the percentage beyond the specified limit resulting from a change in value or net assets will not be considered a violation. Whenever any investment policy or investment restriction states a maximum percentage of a Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the acquisition of such security or property.

     Risk Considerations. Investors should carefully consider the risks involved in investments in securities of companies and governments of foreign nations, which add to the usual risks inherent in domestic investments. Such special risks include the lower level of government supervision and regulation of stock exchanges, broker-dealers and listed companies, fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, securities prices in foreign countries are generally subject to different economic, financial, political and social factors than prices of securities of United States issuers.

     The Company anticipates that the portfolio securities of foreign issuers held by each Fund generally will not be registered with the SEC nor will the issuers thereof be subject to the reporting requirements of such agency. In addition, the governments under which these companies are organized may impose less government supervision than is required in the United States. Accordingly, there may be less publicly available information concerning certain of the issuers of securities held by the Funds than is available concerning United States companies. In addition, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to United States companies.

     It is contemplated that the Funds' foreign portfolio securities generally will be purchased on stock exchanges or in over-the-counter markets located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock exchanges generally have substantially less volume than the New York Stock Exchange and may be subject to less government supervision and regulation than those in the United States. Accordingly, securities of foreign companies may be less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, price volatility can be greater than in the United States.

     The Funds may also invest in American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs") representing securities of foreign companies, including both sponsored and unsponsored ADRs. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the cost of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The markets for ADRs and EDRs, especially unsponsored ADRs, may be substantially more limited and less liquid than the markets for the underlying securities.

     Foreign broker-dealers also may be subject to less government supervision than those in the United States. Although the Funds endeavor to achieve the most favorable net results on their portfolio transactions, fixed commissions for transactions on certain foreign stock exchanges may be higher than negotiated commissions available on United States exchanges.

     With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, and limitations on the transfer or exchange of funds or other assets of the Funds. The Funds' ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. There is also the risk in certain foreign countries of political or social instability, or diplomatic developments which could affect United States investments as well as the prices of securities in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Because the shares of the Funds are redeemable on a daily basis in United States dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain United States dollars to the extent necessary to meet anticipated redemptions. The Funds do not believe that this consideration will have any significant effects on their portfolio strategies under present conditions.

     Portfolio Turnover. Portfolio turnover rate is calculated by dividing the lesser of a Fund's sales or purchases of portfolio securities for the fiscal year (exclusive of purchases or sales of all securities whose maturities or expiration dates at the time of acquisition were one year or less) by the monthly average value of the securities in a Fund's portfolio during the fiscal year. A portfolio turnover rate in excess of 100% is considered to be high. A high portfolio turnover rate may result in higher short-term capital gains to shareholders for tax purposes and increased brokerage commissions and other transaction costs borne by the Fund.


--------------------------------------------------------------------------------
                            Management of the Company
--------------------------------------------------------------------------------

     The business of the Funds is supervised by the Board of Directors, who may exercise all powers not required by statute, the Articles of Incorporation, or the By-laws to be exercised by the shareholders. When appropriate, the Board of Directors will consider separately matters relating to each Fund or to any class or shares of a Fund. The Board elects the officers of the Company and retains various companies to carry out the Fund's operations, including the investment advisers, custodian, administrator and transfer agent.

     The name, address, principal occupation during the past five years and other information with respect to each of the Directors and Executive Officers of the Company are as follows:

Name and Address:
Position(s) Held                                     Principal Occupation(s)
With the Company                                     During Past Five Years
----------------                                     ----------------------
Gilbert de Botton* (64)                              Chairman, Global Asset Management Limited,
Director/President                                   investment adviser, and Global Asset
12 St. James's Place                                 Management (U.K.) Ltd., holding company,
London SWlA 1NX                                      1983 to present; Vice President, Global
England                                              Asset Management Limited (Bermuda),
                                                     investment adviser, 1989 to present.

George W. Landau (78)                                Chairman, Latin American Advisory Board of
Director                                             Coca-Cola International, 1988 to present.
2601 South Bayshore Drive                            Director, Emigrant Savings Bank, Brazil
Suite 1109                                           Equity Fund, Chile Fund, Latin American
Coconut Grove, FL 33133                              Investment Fund, South America Fund, Latin
                                                     American Equity Fund, Emerging Markets
                                                     Telecommunications Fund, Emerging Markets
                                                     Infrastructure Fund, and Fundacion Chile.
                                                     Former President, Americas Society and the
                                                     Council of the Americas, 1985-1993.

Robert J. McGuire (63)                               Attorney/Consultant, Morvillo, Abramowitz,
Director                                             Grand, Iason & Silberberg, P.C., 1998 to
1085 Park Avenue                                     present; President/Chief Operating Officer,
New York, NY 10128                                   Kroll Associates 1989-1997.

Roland Weiser (67)                                   President, Intervista, business consulting,
Director                                             1984 to present. Director, GAM Diversity
86 Beekman Road                                      Fund and Unimed Pharmaceuticals, Inc.
Summit, New Jersey 07901                             Former Senior Vice President, Schering
                                                     Plough Corporation (International).

Kevin Blanchfield (44)                               Chief Operating Officer, Treasurer and
Vice President/Treasurer/Secretary                   Assistant Secretary, Global Asset Management
135 East 57th Street                                 (USA) Inc., GAM Investments, Inc. and
New York, NY 10022                                   GAM Services Inc., 1993 to present;
                                                     Senior Vice President -
                                                     Finance and Administration,
                                                     Lazard Freres & Co., 1991
                                                     to 1993.

Joseph J. Allessie (33)                              General Counsel and Corporate Secretary , Global
Secretary                                            Asset Management (USA) Inc. and GAM Services, Inc.
135 East 57th Street                                 1999 to present; Regulatory Officer to State of New Jersey,
New York, NY  10022                                  Department of Law and Public Safety, Bureau of Securities,
                                                     1993-1999.

* Mr. de Botton is a director who is an "interested person" of the Company within the definitions set forth in the Act.

     Compensation of Directors and Executive Officers. Each independent Director of the Company receives annual compensation from the Company of $25,000 per year plus $1,000 for each meeting of the Board of Directors attended. Each Director is reimbursed by the Company for travel expenses incurred in connection with attendance at

Board of Directors meetings. The officers and interested Directors of the Company do not receive any compensation from the Company.

     The name, position(s) and information related to the compensation of each of the Directors in the most recent fiscal year are as follows.

                                                     Pension or
                                                     Retirement                              Total
                           Aggregate                 Benefits Accrued     Estimated          Compensation
Name and Position(s)       Compensation              as                   Annual Benefits    From the Company
Held With                  From the                  Part of Company      Upon               and Fund Complex
the Company                Company                   Expenses             Retirement         Paid to Directors
-----------                -------                   --------             ----------         -----------------
Gilbert de Botton           $     0                     N/A                 N/A                 $     0
Director and
President

George W. Landau            $23,500                     N/A                 N/A                 $23,500
Director

Robert J. McGuire           $21,750                     N/A                 N/A                 $21,750
Director

Roland Weiser               $23,500                     N/A                 N/A                 $23,500
Director

     Principal Holders of Securities. As of March 31, 1999, all Directors and Officers of the Funds as a group owned beneficially or of record less than 1% of the outstanding securities of any Fund. To the knowledge of the Funds, as of March 31, 1999, no Shareholders owned beneficially (b) or of record (r) more than 5% of a Fund's outstanding shares, except as set forth below. Mr. Gilbert de Botton, President and Director of the Company, may be deemed to have shared voting or investment power over shares owned by clients or held by custodians or nominees for clients of Global Asset Management (USA) Inc. or other affiliates of GAM, or by employee benefit plans for the benefit of employees of GAM and its affiliates, as a result of the indirect ownership of interests in GAM and its affiliates by a trust of which Mr. de Botton is a potential beneficiary. Mr. de Botton disclaims beneficial ownership of such shares.


                                               INTERNATIONAL

NAME AND ADDRESS                Class A      Class B     Class C     Class D
                                -------      -------     -------     -------
Charles Schwab & Co., Inc.      19.51%(r)
FBO Customers
101 Montgomery St.
San Fransisco, CA
94104

Merrill Lynch                   7.51%(r)     22.50%(r)   31.53%(r)   13.55%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246
                                                  GLOBAL

                                Class A      Class B     Class C     Class D
                                -------      -------     -------     -------

Charles Schwab & Co., Inc.      10.12%(r)
FBO Customers
101 Montgomery St.
San Fransisco, CA
94104

                                                  GLOBAL

                                 Class A      Class B     Class C     Class D
                                 -------      -------     -------     -------
Resources Trust Company          9.59%(r)
FBO Customers of IMS
PO Box 3865
Englewood, CO
80155

Merrill Lynch                    8.80%(r)     38.37%(r)   35.09%(r)   22.54%(r)
FBO Customers of MLPF & S
4800 Deer Lake Dr. East
Jacksonville, FL
32246

Naidot & Co.                     5.83%(r)
C/O Bessemer Trust Co.
100 Woodbridge Center Dr.
Woodbridge, NJ
07095

                                                PACIFIC BASIN                               NORTH AMERICA

                                 Class A      Class B     Class C     Class D      Class A     Class B     Class C
                                 -------      -------     -------     -------      -------     -------     -------
Charles Schwab & Co., Inc.       24.86%(r)                                         25.38%(r)
FBO Customers
101 Montgomery St.
San Fransisco, CA
94104

National City Trste              15.91%(r)
JDR & P GAM INV 2 DEF BEN
PO Box 94984
Cleveland, OH
44101

BHC Securities Inc.              5.21%(r)
FAO Customers
One Commerce Square
2005 Market Street
Suite 1200
Philadelphia, PA
19103

Merrill Lynch                                                         11.73%(r)    5.94%(r)    30.34%(r)   72.98%(r)
FBO Customers of MLPF & S
4800 Deer Lake Dr. East
Jacksonville, FL
32246

Bear Stearns Securities Corp.
FBO Customer                                                          10.12%(r)
FBO Customer                                                           6.75%(r)
FBO Customer                                                           5.44%(r)
1 Metrotech Center North
Brooklyn, NY
11201

                                        PACIFIC BASIN                                 NORTH AMERICA

                                Class A      Class B     Class C     Class D      Class A     Class B     Class C
                                -------      -------     -------     -------      -------     -------     -------
NFSC                                         15.38%(r)
FEBO Eric Rosenbaum
525 W. 52nd Street
Astrid Offset 4th floor
New York, NY
10019

National Investor Services                   11.06%(r)
FBO Customer
55 Water St. 32nd floor
New York, NY
10041

Prudential Securities Inc.                   9.27%(r)
FBO Nicholas and Lori Rizzo
Lori Rizzo Trust
New Vernon, NJ
07976

Prudential Securities Inc.                   8.37%(r)
FBO Joseph W. Clutter
Main St. Box 127
Rome, PA
18837

Prudential Securities Inc.                   5.25%(r)
FBO Carol L. Stein
15 Willard Road
New Ipswich, NH
03071

Prudential Securities Inc.                   5.13%(r)
FBO Carol L. Jensen
118 Hanover Drive
Henderson, NV
89014

Prudential Securities Inc.                               5.65%(r)
FBO Steven L. Solomon
2101 Via Fernandez
Pls Verds Est, CA
90274

Fayez Sarofim & Co.                                                               15.29%(r)
PO Box 52830
Houston, TX
77052

Jan I. Shrem and                                                                  5.55%(b)
Mitsuko Shrem
C/O Rothschild Bank
Zollickstrasse 181
CH-8034 Zuerich
SWITZERLAND

                                        PACIFIC BASIN                                 NORTH AMERICA

                                Class A      Class B     Class C     Class D      Class A     Class B     Class C
                                -------      -------     -------     -------      -------     -------     -------
Donaldson Lufkin Jenrette                                                                     6.42%(r)
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ
07303

Salomon Smith Barney Inc.
FBO Customer                                             28.54%(r)
FBO Customer                                             11.24%(r)
FBO Customer                                              8.22%(r)
FBO Customer                                              5.58%(r)
FBO Customer                                              5.36%(r)
333 West 34th Street 3rd floor
New York, NY
10001

Bernard J. Newton                                        10.78%(b)
100 Willow Oak Court
Simpsonville, SC
29681

                                          JAPAN CAPITAL                       EUROPE

                                Class A      Class B     Class C     Class A      Class B     Class C
                                -------      -------     -------     -------      -------     -------
Charles Schwab & Co., Inc.      18.69%(r)                            25.05%(r)
FBO Customers
101 Montgomery St.
San Fransisco, CA
94104

Resources Trust Company                                              12.08%(r)
FBO
Various Customers of IMS
PO Box 3865
Englewood, CO
80155

National City Trste                                                  11.84%(r)
JDR & P GAM
2 Def Ben
PO Box 94984
Cleveland, OH
44101

Merrill Lynch                                10.59%(r)               5.98%(r)     16.14%(r)   22.25%(r)
FBO Customer MLPF & S
4800 Deer Lake Dr. East
Jacksonville, FL
32246

NFSC                             8.34%(r)
FEBO Abdulla Omran Najd
16 Roedean Way
Brighton BN25RJ
ENGLAND

                                          JAPAN CAPITAL                       EUROPE

                                Class A      Class B     Class C     Class A      Class B     Class C
                                -------      -------     -------     -------      -------     -------
NFSC                             7.34%(r)
FEBO Ola Omran
Brighton BN25RJ
ENGLAND

BHC Securities Inc.              5.25%(r)
One Commerce Square
2005 Market Street Ste. 1200
Philadelphia, PA
19103

Marian Peschel                                                                    9.50%(b)
Katarina Peschel
6830 Willow Lane
Minneapolis, MN
55430

Everen Securities Inc.                                   50.62%(r)
FBO Customer                                               12.5%(r)
FBO Customer                                             10.14%(r)
111 East Kilbourn Avenue
Milwaukee, WI
53202

Legg Mason Wood Walker Inc                   6.86%(r)
FBO Customer
P.O. Box 1476
Baltimore, MD
21202

NFSC                                         6.24%(r)
FEBO Eric Rosenbaum
525 W. 52nd Street
Astrid Offset 4th floor
New York, NY
10019

CIBC Oppenheimer Corp                        6.17%(r)
FBO Customer
Church Street Station
New York, NY
10008

NFSC                                                     11.72%(r)
FBO Tien Li Chia
832 Hardwood Court
Gates Mills, OH
44040

Dain Rauscher Custodian                                                                       8.50%(r)
Barbara A. Lippke
2600 Fairview Avenue E7
Seattle, WA 98102

                                          JAPAN CAPITAL                       EUROPE

                                Class A      Class B     Class C     Class A      Class B     Class C
                                -------      -------     -------     -------      -------     -------
PaineWebber                                                                                   5.22%(r)
FBO Robert Gery
The Tunix Club
Tolland, MA
01034

Smith Barney Inc.                                                                             5.04%(r)
FBO Customer
388 Greenwich St.
New York, NY  10013


                                        GAMERICA

                                Class A      Class B     Class C
                                -------      -------     -------

Charles Schwab & Co., Inc.      27.49%(r)
FBO Customers
101 Montgomery St.
San Fransisco, CA
94104

Merrill Lynch                                42.44%(r)   21.20%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246

--------------------------------------------------------------------------------
                     Investment Advisory and Other Services
--------------------------------------------------------------------------------

     Investment Advisers. All of the Investment Advisers are registered under the United States Investment Advisers Act of 1940, as amended. GAM is controlled by and under common control with other investment advisers (as described below) which have substantial experience managing foreign mutual funds and which have aggregate assets under management of approximately $13.3 billion as of January 31, 1999. As of that date, Sarofim had aggregate assets under management of approximately $59 billion.

     The Directors of GAM and their principal occupations are as follows:

Name and Position Held
with Investment Adviser                                       Principal Occupation
-----------------------                                       --------------------
Gilbert de Botton, Director.                         See "Management of the Company" above.

Count Ulric von Rosen, Director.                     President, Bonnier Medical Division of
                                                     Bonnier Medical Group, Sweden.

Paul S. Kirkby, Director.                            Investment Director, Global Asset Management (H.K.) Ltd.

David J. Miller, Director.                           Finance Director, Global Asset Management (U.K.) Ltd.

Alan McFarlane, Director.                            Managing Director (Institutional), Global
                                                     Asset Management Ltd., investment adviser.

Denis G. Raeburn, Director.                          Managing Director, Global Asset Management Ltd.
                                                     and Global Asset Management (U.K.) Ltd., holding company.

Gordon Grender, Director.                            Investment manager.

     GAM is a wholly-owned subsidiary of Global Asset Management (U.K.) Limited, a holding company. Global Asset Management Ltd., an investment adviser organized under the laws of Bermuda, controls the Investment Adviser through its wholly-owned subsidiaries, Greenpark Management N.V. and GAMAdmin B.V. (the latter of which is the direct parent of Global Asset Management (U.K.) Limited). Lorelock, SA., which is controlled directly by Metrolis Anstalt, a Lichtenstein company, and indirectly by a discretionary trust of which Mr. de Botton, a Director and President of the Company, may be deemed to be a beneficiary, owns approximately 70% of the voting securities of Global Asset Management Ltd. St. James's Place Capital plc, an international, diversified financial services company, owns approximately 30%. St. James's Place Capital plc controls, individually and collectively and directly and indirectly, a number of subsidiaries, which provide financial services and investment management services for various investment companies, among others, and which are involved internationally in various financial service businesses.

     The Directors and principal executive officers of Sarofim and their principal occupations are as follows:

Fayez S. Sarofim              Chairman, Director and President, Sarofim

Raye G. White                 Executive Vice President, Secretary-Treasurer
                              and Director, Sarofim

Ralph B. Thomas               Senior Vice President, Sarofim

William K. McGee, Jr.         Senior Vice President, Sarofim

Russell M. Frankel            Senior Vice President, Sarofim

Charles E. Sheedy             Senior Vice President, Sarofim

Russell B. Hawkins            Senior Vice President, Sarofim

     A majority of the outstanding stock of Sarofim is owned by Fayez S. Sarofim. In addition, Mr. Sarofim is a director of Unitrin, Inc., Argonaut Group, Imperial Holly Corp. and EXOR Group, each of which is a publicly traded corporation with principal offices in the United States. Mr. Sarofim is a past director of Teledyne, Inc., Allegheny Teledyne, Inc., MESA, Inc., Alley Theatre, Houston Ballet Foundation and the Museum of Fine Arts Houston.

     Investment Advisory Contracts. The Amended and Restated Investment Advisory Contract dated April 14, 1994 (the "GAM Contract") between the Company and GAM, as amended, was last approved by the Board of Directors (including a majority of the Directors who were not parties to the GAM Contract or interested persons of any such party) on behalf of each Fund on October 28, 1998 and by the shareholders of each Fund (other than GAM Japan Capital Fund and GAMerica Capital Fund on April 14, 1994. The investment advisory agreement dated June 29, 1990 between the Company and Sarofim (the "Sarofim Contract") was last approved by the Board of Directors, including a majority of the Directors who are not parties to the Sarofim Contract or interested persons of any such party, on October 28, 1998 and by the shareholders of GAM North America Fund on April 14, 1994. The GAM Contract and the Sarofim Contract will each continue in effect from year to year thereafter if approved annually by the Board of Directors or by the vote of a majority of the outstanding shares of each Fund (as defined in the Act) and, in either event, by the approval of a majority of those Directors who are not parties to the GAM Contract or the Sarofim Contract or interested persons of any such party.

     The GAM Contract requires GAM to conduct and maintain a continuous review of each Fund's portfolio and to make all investment decisions regarding purchases and sales of portfolio securities and brokerage allocation for each Fund other than GAM North America Fund. GAM will render its services to each fund from outside the United States. The Sarofim Contract requires Sarofim to provide the same services to GAM North America Fund subject to the supervision and oversight of GAM. Sarofim commenced providing investment advisory services to GAM North America Fund on June 29, 1990.

     The GAM Contract and the Sarofim Contract (the "Contracts") each provides that the Investment Advisers will select brokers and dealers for execution of each Fund's portfolio transactions consistent with the Company's brokerage policy (see "Brokerage Allocation"). Although the services provided by broker-dealers in accordance with the brokerage policy incidentally may help reduce the expenses of or otherwise benefit the other investment advisory clients of the Investment Advisers or their affiliates, as well as the Funds, the value of such services is indeterminable and the Investment Advisers' fees are not reduced by any offset arrangement by reason thereof.

     Each of the Contracts provides that the Investment Advisers shall have no liability to the Company or to any shareholder of a Fund for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by an Investment Adviser of its duties under such Contracts or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of a Fund's assets maintained with custodians or securities depositories in foreign countries or from any political acts of any foreign governments to which such assets might be exposed, except for liability resulting from willful misfeasance, bad faith or gross negligence on the Investment Adviser's part or reckless disregard of its duties under the Contract.

     Each Contract will terminate automatically in the event of its assignment, as such term is defined under the Act, and may be terminated by each Fund at any time without payment of any penalty on 60 days' written notice, with the approval of a majority of the Directors of the Company or by vote of a majority of the outstanding shares of a Fund (as defined in the Act).

     The Company acknowledges that it has obtained its corporate name by consent of GAM and agrees that if (i) GAM should cease to be the Company's investment adviser or (ii) Global Asset Management Ltd. should cease to own a majority equity interest in GAM, the Company, upon request of GAM, shall submit to its shareholders for their vote a proposal to delete the initials "GAM" from its name and cease to use the name "GAM Funds, Inc." or any other name using or derived from "GAM" or "Global Asset Management, any component thereof or any name deceptively similar thereto, and indicate on all letterheads and other promotional material that GAM is no longer the Company's investment adviser. If GAM makes such request because Global Asset Management Ltd. no longer owns a majority equity interest in GAM, the question of continuing the GAM Contract must be submitted to a vote of the Company's shareholders. The Company has agreed that GAM or any of its successors or assigns may use or permit the use of the names "Global Asset Management" and "GAM" or any component or combination thereof in connection with any entity or business, whether or not the same directly or indirectly competes or conflicts with the Company and its business in any manner.

     Advisory Fees. For its services to the Funds, GAM receives a quarterly fee of 0.25% of the average daily net assets of each of GAM International Fund, GAM Global Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAMerica Capital Fund and GAM Europe Fund during the quarter preceding each payment; and GAM and Sarofim each receives a quarterly fee equal to 0.125 % of the average daily net assets of GAM North America Fund. In each case the aggregate advisory fees are equivalent to an annual fee of 1.0% of the average daily net assets of each Fund during the year. The level of advisory fees paid by each Fund is higher than the rate of advisory fee paid by most registered investment companies. The actual advisory fee paid by each Fund during the fiscal years ended December 31, 1998, 1997 and 1996 are set forth below:

                                              Pacific        Japan                      North       GAMerica
               Global      International       Basin        Capital       Europe       America      Capital
               ------      -------------       -----        -------       ------       -------      -------
1998          $1,287,387     $26,355,350      $207,532      $280,165     $513,908     $160,274       $84,838
1997            $379,486     $14,631,974      $502,073      $293,314     $366,938      $85,196       $22,409
1996            $206,365      $8,746,443      $710,064      $350,646     $270,703      $57,701       $23,247

Expenses incurred in connection with each Fund's organization, initial registration and initial offering under Federal and state securities laws, including printing, legal and registration fees, and the period over which such expenses are amortized, are set forth below (except for the expenses of GAM International Fund, GAM Global Fund, GAM Pacific Basin Fund, GAM Europe Fund and GAM North American Fund, which have been fully amortized):

                                            Japan        GAMerica
                                            Capital       Capital
                                            -------       -------

Organizational Expenses                     $34,166        $30,036
Amortized over 5 years beginning            7/1/94         5/12/95

     The expense ratio of each Fund may be higher than that of most registered investment companies since the cost of maintaining the custody of foreign securities is higher than that for most domestic funds and the rate of advisory fees paid by the Funds exceeds that of most registered investment companies. In addition, each Fund bears its own operating expenses.

     Principal Underwriter and Plans of Distribution. The Company has entered into distribution agreements (the "Distribution Agreements") with GAM Services under which GAM Services has agreed to act as principal underwriter and to use reasonable efforts to distribute each Fund's Class A, Class B, Class C and Class D shares. GAM Services is an indirect wholly-owned subsidiary of Global Asset Management Ltd., which also controls GAM.

     Pursuant to the Distribution Agreements, GAM Services receives the sales load on sales of each Class of the Funds' shares and reallows a portion of the sales load to dealers/brokers. GAM Services also receives the distribution fees payable pursuant to the Funds' Plans of Distribution for Class A, Class B, Class C and Class D Shares described below (the "Plans"). The Distribution Agreements may be terminated at any time upon 60 days' written notice, without payment of a penalty, by GAM Services, by vote of a majority of the outstanding class of voting securities of the affected Fund, or by vote of a majority of the Directors of the Fund who are not "interested Persons" of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Agreements. The Distribution Agreements will terminate automatically in the event of their assignment.

     In addition to the amount paid to dealers pursuant to the sales charge table in the Prospectus, GAM Services from time to time may offer assistance to dealers and their registered representatives in the form of business and educational or training seminars. Dealers may not use sales of any of the Funds' shares to qualify for or participate in such programs to the extent such may be prohibited by a dealer's internal procedures or by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Costs associated with incentive or training programs are borne by GAM Services and paid from its own resources or from fees collected under the Plans. GAM Services from time to time may reallow all or a portion of the sales charge on Class A and Class D shares to individual selling dealers.

     The aggregate dollar amount of underwriting commissions and the amount retained by the Distributor for each of the last three fiscal years is as follows:

                                                                      1998
                                                                (000's omitted)
                                                     Class A                              Class D
                                            --------------------------         -----------------------------
                                                              After                                 After
                                            Aggregate      Reallowance         Aggregate         Reallowance
                                            ---------      -----------         ---------         -----------
GAM International Fund                      $ 11,229         $ 2,895            $ 2,096              $653
GAM Global Fund                                                  406                238                77
                                               1,623
GAM Pacific Basin Fund                            74              19                 21                 6
GAM North America Fund                            44              14                N/A               N/A
GAM Europe Fund                                  239              62                N/A               N/A
GAM Japan Capital Fund                           160              40                N/A               N/A
GAMerica Capital Fund                            113              31                N/A               N/A

For the fiscal year ended December 31, 1998, GAM Services retained front-end sales loads of $4,221,836 from the sale of Fund shares.

                                                                      1997
                                                                (000's omitted)
                                                     Class A                            Class D
                                            -------------------------          -----------------------------
                                                            After                                  After
                                            Aggregate     Reallowance          Aggregate         Reallowance
                                            ---------     -----------          ---------         -----------
GAM International Fund                       $ 9,147         $ 2,345            $ 1,321              $463
GAM Global Fund                                  639             173                228                28
GAM Pacific Basin Fund                            85              25                 25                 6
GAM North America Fund                            38              11                N/A               N/A
GAM Europe Fund                                   35              13                N/A               N/A
GAM Japan Capital Fund                           267              76                N/A               N/A
GAMerica Capital Fund                              5               4                N/A               N/A

For the fiscal year ended December 31, 1997, GAM Services retained front-end sales loads of $3,156,062 from the sale of Fund shares.

                                                                      1996
                                                                 (000's omitted)
                                                     Class A                            Class D
                                            -------------------------          -----------------------------
                                                            After                                  After
                                            Aggregate     Reallowance          Aggregate         Reallowance
                                            ---------     -----------          ---------         -----------
International Fund                           $ 9,386          $ 3,591                $584             $199
Global Fund                                      217               65                  23                7
Pacific Basin Fund                               215               91                  15                6
Japan Capital Fund                               122               59                 N/A              N/A
Europe Fund                                       17               11                 N/A              N/A
North America Fund                                 9                2                 N/A              N/A
GAMerica Fund                                     --               --                 N/A              N/A

For the fiscal year ended December 31, 1996, GAM Services retained front-end sales loads of $2,062,895 from the sales of Fund shares.

     The aggregate dollar amount of contingent deferred sales charges paid to and retained by the Distributor for the fiscal year ended December 31, 1998 is as follows:

                                              1998
                                             Class A             Class C
                                             -------             -------
         GAM International Fund              $15,351            $17,883
         GAM Global Fund                                          1,344
         GAM North America Fund                                     167
         GAM Europe Fund                                            472
         GAM Japan Capital Fund                                   8,253

     For the fiscal year ended December 31, 1998, GAM Services received contingent deferred sales loads of $43,470.00 from the redemption of Fund Shares.

     Each Fund has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of its shares The Plans permit each Fund to compensate GAM Services in connection with activities intended to promote the sale of each class of shares of each Fund. Pursuant to the Plan for Class A shares, each Fund may pay GAM Services up to 0.30% of average daily net assets of the Fund's Class A shares. Under the Plan for Class B shares, each Fund may pay GAM Services up to 1.00% of daily net assets of the Fund's Class B shares. The Class C shares under the Plan for Class C shares may pay GAM Services up to 1.00% of daily net assets of the Fund's Class C shares. Under the Plan for Class D shares, each Fund may pay GAM Services up to 0.50% of the average daily net assets attributable to Class D shares of the Fund. Expenditures by GAM Services under the Plans may consist of: (i) commissions to sales personnel for selling shares of the Funds; including travel & entertainment expenses (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with GAM Services in the form of a Dealer Agreement for GAM Funds, Inc. for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds;
(v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and SAI for distribution to potential investors; and (vii) other activities that are reasonably calculated to result in the sale of shares of the Funds.

     A portion of the fees paid to GAM Services pursuant to the Plans not exceeding 0.25% annually of the average daily net assets of each Fund's shares may be paid as compensation for providing services to each Fund's shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fees"). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of GAM Services, such as services to each Fund's shareholders; services providing each Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; services permitting more efficient methods of purchasing and selling shares, or transmission of orders for the purchase or sale of shares by computerized tape or other electronic equipment; or other processing.

     The Directors have concluded that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Directors will review a report on expenditures under the Plans and the purposes for which expenditures were made. The Directors will conduct an additional, more extensive review annually in determining whether the Plans shall be continued. Continuation of the Plans from year to year is contingent on annual approval by a majority of the Directors acting separately on behalf of each Fund and class and by a majority of the Directors who are not `interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Directors"). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected class of shares of each Fund and that other material amendments to the Plans must be approved by a majority of the Plan Directors acting separately on behalf of each Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while each Plan is in effect, the selection and nomination of Directors who are not "interested persons" shall be committed to the discretion of the Directors who are not "interested persons." A Plan may be terminated at any time by vote of a majority of the Fund Directors or a majority of the outstanding shares of the Class of shares of the affected Fund to which the Plan relates.

     Total dollar amounts paid by each of the Funds pursuant to the Plans for the fiscal year ended December 31, 1998 are as follows:


                                                 CLASS A          CLASS B         CLASS C         CLASS D
                                                 -------          -------         -------         -------
GAM International Fund                          $7,294,583        $215,555        $253,723        $720,663
GAM Global Fund                                   $344,319         $40,342         $29,946         $39,766
GAM Pacific Basin Fund                             $58,540            $732            $259          $6,551
GAM Japan Capital Fund                             $82,943          $2,002          $3,994             N/A
GAM Europe Fund                                   $148,759          $6,062          $3,242             N/A
GAM North America Fund                             $47,573          $1,562          $1,454             N/A
GAMerica Capital Fund                              $24,192          $3,220          $1,676             N/A

Custodian and Administrator. The Custodian, Administrator and Fund Accounting Agent for the Company is Brown Brothers Harriman & Co., Private Bankers ("BBH&Co."), a New York Limited Partnership established in 1818. BBH&Co. has offices worldwide and provides services to the Company from its offices located at 40 Water Street, Boston, MA 02109. As Custodian, administrator and Fund Accounting Agent, BBH&Co. is responsible for the custody of the Company's portfolio securities and cash, maintaining the financial and accounting books and records of the Company, computing the Company's net asset value per share and providing the administration services required for the daily business operations of the Company. For its services to the Company, BBH&Co. is paid a fee based on the net asset value of each Fund and is reimbursed by the Company for its disbursements, certain expenses and charges based on an out-of-pocket schedule agreed upon by BBH&Co. and the Company from time to time.

For the fiscal years ended December 31, 1998, 1997 and 1996, BBH&Co. was paid the following fees for its services as Administrator and Fund Accounting Agent:

                                       1998              1997            1996
                                       ----              ----            ----
GAM International Fund              $1,906,922      $1,463,486      $1,154,069
GAM Global Fund                        120,835          54,473          42,967
GAM Pacific Basin Fund                  27,172          69,776         109,712
GAM North America Fund                  23,568           9,841           6,126
GAM Japan Capital Fund                  34,683          36,937          47,544
GAM Europe Fund                         63,612          13,749          38,230
GAMerica Capital Fund                   19,732           3,000           1,767

     Transfer Agent. Boston Financial Data Services, Two Heritage Drive, Quincy, Massachusetts 02171, serves as shareholder service agent, dividend-disbursing agent, transfer agent and registrar for the Funds. The Funds also engage other entities to act as shareholder servicing agents and to perform subaccounting and administrative services for the benefit of discrete groups of Fund shareholders.

     Legal Counsel. Coudert Brothers, 1114 Avenue of the Americas, New York, New York 10036, acts as legal counsel for the Funds and GAM.

     Independent Accountants. PricewaterhouseCoopers L.L.P., 1301 Avenue of the Americas, New York, New York 10019-6013, are the independent accountants for the Company for the fiscal year ending December 31, 1998. In addition to reporting annually on the financial statements of each Fund, the Company's accountants will review certain filings of the Company with the SEC and will prepare the Company's Federal and state corporation tax returns.

     Reports to Shareholders. The fiscal year of the Company ends on December
31. Shareholders of each Fund will be provided at least semi-annually with reports showing the portfolio of the Fund and other information, including an annual report with financial statements audited by independent accountants.

--------------------------------------------------------------------------------
                              Brokerage Allocation
--------------------------------------------------------------------------------

     The Contracts provide that the Investment Advisers shall be responsible for the selection of brokers and dealers for the execution of the portfolio transactions of each Fund and, when applicable, the negotiation of commissions in connection therewith.

     Purchase and sale orders will usually be placed with brokers who are selected based on their ability to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable security price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are weighed by the Investment Advisers in determining the overall reasonableness of brokerage commissions.

     Each Investment Adviser is authorized to allocate brokerage and principal business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), for the Company and/or other accounts for which the Investment Adviser exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, as to transactions for which fixed minimum commission rates are not applicable, to cause a Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Investment Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Investment Adviser's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion. In reaching such determination, the Investment Advisers will not be required to place or to attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services.

     Research services provided by brokers to the Investment Advisers includes that which brokerage houses customarily provide to institutional investors and statistical and economic data and research reports on particular companies and industries. Research furnished by brokers may be used by each Investment Adviser for any of its accounts, and not all such research may be used by the Investment Advisers for the Funds.

     The amount of brokerage commissions paid by each Fund during the three fiscal years ended December 31, 1998, 1997 and 1996 are set forth below:


                                              Pacific                      North        Japan       GAMerica
               International     Global        Basin         Europe       America      Capital      Capital
               -------------     ------        -----         ------       -------      -------      -------
1998             $6,155,942     $385,674      $109,176      $407,460      $20,784      $53,902       $11,605
1997              4,380,158      151,482       238,964       137,778        4,728      159,168           346
1996              3,778,350      109,863       362,709        93,545        2,512      139,479         3,385


--------------------------------------------------------------------------------
                             Shareholder Information
--------------------------------------------------------------------------------

The Company offers A,B,C, and D Class Shares. Each Class involves different sales charges, features and expenses as described more fully in the Prospectus.

Sales Charge Reductions and Waivers

     Waivers of Front-End Sales Charges. Shares may be offered without the front-end sales charge to active and retired Fund directors and other persons affiliated with the Fund or GAM Services or its affiliates, registered representatives of broker-dealers having sales agreements with GAM Services, and spouses and minor children of the foregoing persons or trusts; companies exchanging shares with or selling assets to a Fund pursuant to a merger, acquisition or exchange offer; persons investing the proceeds of a redemption of shares of any other investment company managed or sponsored by an affiliate of GAM Services; accounts managed by an affiliate of GAM Services; registered investment advisors and accounts over which they have discretionary authority; organizations providing administrative services with respect to persons in the preceding category; registered investment advisors and other financial services firms that purchase shares for the benefit of their clients participating in a "wrap account" or similar program under which clients pay a fee to the investment advisor or other firm; organizations described in Section 501(c)(3) of the Internal Revenue Code of 1986; trust companies, bank trust departments; retirement, deferred compensation plans and trusts used to fund those plans; charitable remainder trusts; certain tax qualified plans of administrators who have entered into a service agreement with GAM Services or the Fund; and other categories of investors, at the discretion of the Board, as disclosed in the then current Prospectus of the Funds.

     Large Orders Purchases and Purchases by Eligible Plans. Purchase orders of $1 million or more and all purchase orders by employee retirement plans with more than 100 participants will not be subject to the front-end sales charge. GAM Services may advance to dealers a commission from its own resources in connection with these purchases based upon cumulative sales in each year or portion thereof except when such orders are received from other registered investment companies or investment funds. GAM Services will pay 1% of sales up to $2 million; 0.80% on sales of $2 million up to $3 million, 0.50% on sales of $3 million up to $5 million, and 0.25% on sales of $5 million and above. Those purchases for which GAM Services pays a commission (and the payment of which has not been waived by the dealer) are subject to a 1% contingent deferred sales charge ("CDSC") on any shares sold within 18 months of purchase. In the case of eligible retirement plans, the CDSC will apply to redemptions at the plan level only. 12b-1 fees earned on assets representing large order purchases or purchases by eligible plans will be retained by GAM Services for one year after the purchase is effected in order to reimburse it for a portion of the dealer payment.

     Contingent Deferred Sales Charge Waivers. A contingent deferred sales charge ("CDSC") will not be imposed on (i) any amount which represents an increase in value of shares purchased within the applicable period (18 months for Class A, 6 years for Class B, one year for Class C) preceding the redemption; (ii) the current net asset value of shares purchased prior to the applicable period; or (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of other GAM Funds. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.

     In addition, the CDSC, if otherwise applicable, will be waived in the case of:

     (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

     (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement or attainment of age 591/2;
(b) required distributions from an IRA or 403(b) Custodial Account following attainment of age 591/2; or (c) a tax-free return of an excess contribution to an IRA;

     (3) all redemptions of shares held for the benefit of a participant in a Qualified Retirement Plan which offers investment companies managed by an affiliate of GAM Services ("Eligible Plan"), provided that either: (a) the plan continues to be an Eligible Plan after the redemption; or (b) the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants;

     (4) redemptions under the Systematic Withdrawal Plan, subject to a maximum of 10% per year of the account balance, and further subject to a minimum balance of $10,000;

     (5) in connection with exchanges for shares of the same class of another GAM Fund.

     With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass direct transfer of IRA, 403(b) Custodial Accounts or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of confirmation of the shareholder's entitlement.

     Conversion Feature. Class B Shares are sold at net asset value without and initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, will be imposed on most Class B shares redeemed within six years after purchase as more fully described in the Prospectus. Class B shares will convert automatically into Class A shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately eight (8) years after the date of the original purchase. In the case of Class B shares previously exchanged (see "How to Exchange Shares" in the Prospectus), the period of time the shares were held in the GAM Money Market Account is included in the holding period for conversion.

     Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that (i) the conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class A shares received on conversion will have a basis equal to the shareholder's basis in the converted Class B shares immediately prior to the conversion, and (iii) Class A shares received on conversion will have a holding period that includes the holding period of the converted Class B shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, Class B shares would continue to be subject to Class B 12b-1 fees.


--------------------------------------------------------------------------------
                      Net Asset Value, Dividends and Taxes
--------------------------------------------------------------------------------

     Net Asset Value. Each Fund (except the GAM Japan Capital Fund) determines its net asset value each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays, in addition to Saturdays and Sundays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. GAM Japan Capital Fund determines its net asset value each day the Tokyo Stock Exchange is open for trading.

     Portfolio securities, including ADR's, EDR's and options, which are traded on stock exchanges or a national securities market will be valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market will be valued at the last available bid price in the over-the-counter market prior to the time of valuation. Money market securities will be valued at market value, except that instruments maturing within 60 days of the valuation are valued at amortized cost. The other securities and assets of each Fund for which market quotations may not be readily available (including restricted securities which are subject to limitations as to their sale) will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. Securities quoted in foreign currencies will be converted to United States dollar equivalents using prevailing market exchange rates.

     Suspension of the Determination of Net Asset Value. The Board of Directors may suspend the determination of net asset value and, accordingly, redemptions for a Fund for the whole or any part of any period during which (1) the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) trading on the New York Stock Exchange is restricted, (3) an emergency exists as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) the Securities and Exchange Commission may by order permit for the protection of the holders of the Fund's shares.

     Tax Status. Although each Fund is a series of the Company, it is treated as a separate corporation for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to meet certain diversification-of-assets and other requirements in order to qualify under the Code as a regulated investment company. If it qualifies, a Fund will not be subject to United States Federal income tax on net ordinary income and net capital gains which are distributed to its shareholders within certain time periods specified in the Code. Each Fund intends to distribute annually all of its net ordinary income and net capital gains. If a Fund were to fail to distribute timely substantially all such income and gains, it would be subject to Federal corporate income tax and, in certain circumstances, a 4% excise tax on its undistributed income and gains.

     Distributions from net ordinary income and net short-term capital gains are taxable to shareholders as ordinary income. The 70% deduction available to corporations for dividends received from a Fund will apply to ordinary income distributions only to the extent that they are attributable to a Fund's dividend income from United States corporations. Distributions from net long-term capital gains are taxable to a shareholder as long-term capital gains regardless of the length of time the shares in respect of which such distributions are received have been held by the shareholder. Dividends declared in December will be treated as received in December as long as they are actually paid before February 1 of the following year.

     Income from foreign securities purchased by a Fund may be reduced by a withholding tax at the source. If as of the fiscal year-end of a Fund more than 50% of the Fund's assets are invested in securities of foreign corporations, then the Fund may make an election which will result in the shareholders having the option to elect either to deduct their pro rata share of the foreign taxes paid by the Fund or to use their pro rata share of the foreign taxes paid by the Fund in calculating the foreign tax credit to which they are entitled. Distributions by a Fund will be treated as United States source income for purposes other than computing the foreign tax credit limitation.

     Distributions of net ordinary income or net short-term capital gains received by a non-resident alien individual or foreign corporation which is not engaged in a trade or business in the United States generally will be subject to Federal withholding tax at the rate of 30%, unless such rate is reduced by an applicable income tax treaty to which the United States is a party. However, gains from the sale by such shareholders of shares of the Funds and distributions to such shareholders from long-term capital gains generally will not be subject to the Federal withholding tax.

     Ordinarily, distributions and redemption proceeds earned by a United States shareholder of a Fund are not subject to withholding of Federal income tax. However, distributions or redemption proceeds paid by a Fund to a shareholder may be subject to 20% backup withholding if the shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or an applicable exemption certificate.

     In addition to the Federal income tax consequences described above relating to an investment in a Fund, there may be other Federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

--------------------------------------------------------------------------------
                             Performance Information
--------------------------------------------------------------------------------

     The average annual total return of each Fund for the periods ended December 31, 1998 are set forth in the table below. Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated that would equate the initial amount invested in a Fund to the redemption value at the end of the period. All dividends and distributions are assumed to be reinvested. The results are shown both with and without deduction of the sales load, since the sales load can be waived for certain investors.


                                              AVERAGE ANNUAL TOTAL RETURN (%)

------------------------------------------------------------------------------------------------------------
                                 10 yrs (or Since         5 yrs                        1 yr to
                                 inception) to Dec.       to Dec. 31,                  Dec. 31,
                                     31, 1998             1998                         1998
------------------------------------------------------------------------------------------------------------
                               With          Without       With          Without       With         Without
Fund                           sales          sales        sales         sales         sales         sales
Class  (Inception Date)        load           load         load           load         load          load
------------------------------------------------------------------------------------------------------------
GAM International Fund
Class A     1/02/85            15.06         15.65         10.82         11.96         1.85          7.22
Class B     5/26/98           (13.48)        (8.32)
Class C     5/19/98           (10.54)        (6.84)
Class D     9/18/95            14.87         16.12                                     3.38          7.13

GAM Global Fund
Class A     5/28/86            13.19         13.77         11.11         12.26        (2.56)         2.57
Class B     5/26/98           (13.51)        (8.96)
Class C     5/19/98           (10.21)        (9.31)
Class D     10/6/95            15.29         16.57                                    (1.20)         2.38

GAM Europe Fund
Class A     1/01/90             6.69          7.30         12.98         14.15         5.17         10.70
Class B     5/26/98           (14.33)        (9.82)
Class C     5/26/98           (10.22)       (10.22)

GAM Pacific Basin Fund
Class A     5/06/87             5.17          5.71         (6.52)        (5.55)       (8.79)        (3.99)
Class B     5/26/98            (5.33)        (0.35)
Class C     6/01/98            (4.83)        (9.25)
Class D     10/18/95          (12.63)       (11.65)                                   (7.98)        (4.64)

GAM Japan Capital
Class A     7/01/94            (1.75)        (0.63)                                   (7.61)        (2.75)
Class B     5/26/98            (9.25)        (4.48)
Class C     5/19/98            (6.09)        (5.14)

                                              AVERAGE ANNUAL TOTAL RETURN (%)

------------------------------------------------------------------------------------------------------------
                                 10 yrs (or Since         5 yrs                        1 yr to
                                 inception) to Dec.       to Dec. 31,                  Dec. 31,
                                     31, 1998             1998                         1998
------------------------------------------------------------------------------------------------------------
                               With          Without       With          Without       With         Without
Fund                           sales          sales        sales         sales         sales         sales
Class  (Inception Date)        load           load         load           load         load          load
------------------------------------------------------------------------------------------------------------
GAM North America
Class A     1/01/90            15.17         15.83         21.63         22.98        22.96         29.44
Class B     5/26/98             4.19          9.68
Class C     7/07/98            (0.31)         0.69

GAMerica Capital Fund
Class A     5/12/95            21.69         23.42                                    24.06        30.59
Class B     5/26/98            (0.13)         5.13
Class C     5/26/98             3.30          4.34


     Prospective investors should note that past results may not be indicative of future performance. The investment return and principal value of shares of a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Comparative performance information may be used from time to time in advertising each Fund's shares. The performance of GAM Global Fund may be compared to the Morgan Stanley Capital International (MSCI) World Index. The performance of GAM International Fund may be compared to the MSCI Europe, Australia, Far East (EAFE) Index. The performance of GAM Pacific Basin Fund may be compared to the MSCI Pacific Index. The performance of GAM Japan Capital Fund may be compared to the Tokyo Stock Exchange Index. The performance of GAM North America Fund and GAMerica Capital Fund may be compared to the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. The performance of GAM Europe Fund may be compared to the MSCI Europe and Financial Times Actuaries World Indices--Europe. Each stock index is an unmanaged index of common stock prices, converted into U.S. dollars where appropriate. Any index selected by a Fund may not compute total return in the same manner as the Funds and may exclude, for example, dividends paid on stocks included in the index and brokerage or other fees.

--------------------------------------------------------------------------------
                              Description of Shares
--------------------------------------------------------------------------------

     GAM Funds, Inc., a Maryland corporation, was organized on May 7, 1984. The Company has seven series of common stock outstanding, each of which may be divided into four classes of shares, Class A, Class B, Class C and Class D shares. The four classes of shares of a series represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate distribution and certain class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by the Act or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution fees and other expenses of each class. Class D shares bear higher 12b-1 fees than Class A shares, which will cause the Class D shares to pay lower dividends than the Class A shares. Class B and Class C shares pay higher 12b-1 fees than Class A and Class D shares, which will cause the Class B and Class C shares to pay lower dividends than the Class A and Class D shares. The Directors, in the exercise of their fiduciary duties under the Act and Maryland law, will seek to ensure that no conflicts arise among the classes of shares of a Fund.

     Each share outstanding is entitled to share equally in dividends and other distributions and in the net assets of the respective series Fund on liquidation. Shares are fully paid and non-assessable when issued, freely transferable, have no pre-emptive or subscription rights, and are redeemable and subject to redemption under certain conditions described above. The Funds do not generally issue certificates for shares purchased.

     Each share outstanding entitles the holder to one vote. If a Fund is separately affected by a matter requiring a vote, the shareholders of each such Fund shall vote separately. The Company is not required to hold annual meetings of shareholders, although special meetings will be held for purposes such as electing or removing directors, changing fundamental policies, or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a director as if Section 16
(c) of the Act were applicable.

--------------------------------------------------------------------------------
                              Financial Statements
--------------------------------------------------------------------------------

     The audited financial statements of each Fund for the fiscal year ended December 31, 1998 and the report of the Funds' independent auditors in connection therewith are included in the 1998 Annual Report to Shareholders and are incorporated by reference in this Statement of Additional Information.